[Graphic]

Richard B. Fisher

President

Federated Limited Term Fund

President's Message

Dear Shareholder:

Federated Limited Term Fund was created in 1991, and I am pleased to present its eighth Semi-Annual Report. The fund's assets totaled $163.3 million on May 31, 1999. This short-term bond fund holds securities with maturities between money market funds (i.e., 40-60 days) and government issues (i.e., 1- 3 years). As a result, shareholders can generally expect higher income than money market fund instruments and lower income than longer term government bond funds. 1

This report covers the first half of the fund's fiscal year, which is the six-month reporting period from December 1, 1998 through May 31, 1999. It begins with an interview with the fund's portfolio manager, Randall S. Bauer, Vice President of Federated Investment Management Company. Following his discussion are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's holdings, and third is the publication of the fund's financial statements.

For most of 1999, the bond markets have been aware that Federal Reserve Board Chairman Alan Greenspan may take some action and raise interest rates. The markets have anticipated this action, and all bond prices have declined. While the fund's U.S. Treasury holdings had a negative impact on its share prices, on a total return basis the fund outperformed its peer group, the Lipper Short-Term Investment Grade Debt Funds Average. 2

1 Unlike the fund, money market funds seek to maintain a stable $1.00 share value.

2 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as fall ing into the category indicated. These figures do not reflect sales charges.

Individual share class total return performance for the six-month reporting period, including income distributions, follows. 3



                                INCOME

                 TOTAL RETURN   DISTRIBUTIONS   NET ASSET VALUE CHANGE
Class A Shares   1.90%          $0.29           $9.82 to $9.71 = (1%)
Class F Shares   1.95%          $0.30           $9.82 to $9.71 = (1%)


Thank you for choosing Federated Limited Term Fund as a conservative way to pursue income through a diversified, high-quality portfolio of short-term securities. Remember, reinvesting your monthly dividends is a convenient way to build your account-and helps to build your account through the benefit of compounding. 4

As always, we welcome your comments and suggestions.

Sincerely,

[Graphic]

Richard B. Fisher

President

July 15, 1999

3 Performance quoted is based on net asset value, represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A and F Shares were 0.87% and (0.06%), respectively.

4 Systematic investing does not ensure a profit or protect against loss in declining markets.

[Graphic]

Randall S. Bauer

Vice President

Federated Investment Management Company

Investment Review

WHAT IS YOUR REVIEW OF THE SHORT-TERM BOND MARKET DURING THE FIRST HALF OF THE FUND'S FISCAL YEAR?

From a total return standpoint, the reporting period was a relatively diffi cult one, with significantly higher U.S. Treasury yields more than offset ting a friendlier environment for credit spread products. The reversal of the "panic mentality," which had beset the market since the summer of 1998, actu ally began to abate late in the fourth quarter of 1998. A noticeable tighten ing of corporate, non-agency mortgage-backed and most asset-backed spreads occurred from December through April of 1999, though since the beginning of May spreads have once again begun to widen.

Despite the latest spate of renewed spread widening, for the six-month reporting period, performance of short-term spread products showed signifi cant relative outperformance versus their U.S. Treasury counterparts. For the six-month reporting period ended May 31, 1999, the Merrill Lynch 1-3 Year Corporate Index returned 1.95%, compared with a return on the Merrill Lynch 1-3 Year Treasury Index of only 1.21%. 1 Mortgages performed even better, with the Merrill Lynch 0-3 Year Mortgage Index returning 2.89% and the Merrill Lynch 0-3 Year Asset Backed Index returning 2.55%.1 All of the return differentials versus U.S. Treasuries were above historical averages.

1 Merrill Lynch 1-3 Year Corporate Index is an unmanaged index tracking short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years. Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term U.S. government securities with matu rities between 1 and
2.99 years. Merrill Lynch 0-3 Year Mortgage Index is an unmanaged index tracking mortgage-backed securities with effective maturities between 0 and 2.99 years. Merrill Lynch 0-3 Year Asset-Backed Index is an unmanaged index tracking fixed rate U.S. asset-backed securi ties with maturities between 1 and 2.99 years. Investments cannot be made in an index.

HOW DID FEDERATED LIMITED TERM FUND'S PORTFOLIO OF 2-3 YEAR MATURITY SECURI TIES PERFORM IN TERMS OF TOTAL RETURN AND INCOME?

The fund outperformed its peer group, the Lipper Short-Term Investment Grade Debt Funds Average, which produced an average return for the period of 1.41%. The fund's Class A Shares delivered a total return of 1.90%, based on net asset value, and monthly dividends totaling $0.29 per share. 2 The fund's Class F Shares produced a total return of 1.95%, based on net asset value, and paid monthly dividends totaling $0.30 per share.2 The net asset value of both share classes decreased a modest $0.11 per share over the reporting period.

The 30-day SEC yields, based on net asset value, for Class A and F Shares were 6.00% and 6.10%, respectively, on May 31, 1999. 3

HAVE YOU MADE ANY CHANGES TO THE FUND'S ALLOCATION AMONG U.S. TREASURIES, CORPORATE ISSUES, ASSET-BACKED AND MORTGAGE-BACKED SECURITIES?

Fund management expects 1999 to be a more difficult year for corporate earn ings results, which may exert downward pressure on spread levels. Allocations across sectors still show asset-backed securities to be the most heavily weighted sector, followed by corporate issues. The level of mortgage-backed securities has been increased, though this sector still represents the small est allocation of fund assets, at around 20% of the total.

As of May 31, 1999, the quality breakdown of the fund was as follows:



              PERCENTAGE

              OF NET ASSETS

AAA           35%
AA             4%
A              9%
BBB           39%
BB or lower   13%


WHAT WERE THE FUND'S TOP FIVE HOLDINGS AS OF MAY 31, 1999:



                                    PERCENTAGE OF

NAME/COUPON/MATURITY                NET ASSETS


PNC Mortgage Securities
Corp. 1997-2, Class B-1;

7.50%, due 03/25/2027                 2.92%
U.S. Treasury Note; 5.75%
due 11/15/2000                        2.46%
Merrill Lynch Mortgage
Investors, Inc. 1998-FF3,
Class BB;

5.50% due 11/20/2029                  2.37%
Greentree Home Improvement
Loan Trust 1997-A, Class
HE-6; 7.16% due 03/15/2028            2.16%
Bridgestone/Firestone
Credit Card Master Trust
1996-1, Class B; 6.49%
due 07/01/2003                        1.85%
TOTAL                                11.76%


2 Performance quoted is based on net asset value, represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A Shares and F Shares were 0.87% and (0.06%), respectively.

3 The 30-day SEC yields, based on offering price (i.e., less any applicable sales charge), were 5.94% for Class A Shares and 6.03% for Class F Shares.

AT THE MIDPOINT IN THE FUND'S FISCAL YEAR, WHAT IS YOUR OUTLOOK FOR THE REST OF 1999?

At this writing, spreads on credit-sensitive bonds generally remain wider than historical norms. Despite the recent round of spread widenings, we believe credit risk will outperform higher quality for the year.

If one believes that the U.S. economy remains in good shape, a valid argument can be made that spreads have room to move back in from current levels, which could serve to tighten spreads from here. Even if spreads do not tighten much, or even widen a bit more, the absolute level of yield being earned should still translate into superior relative total return performance. Only if the economy slows down markedly from here (the "deflation/recession" sce nario) would such a strategy prove to be an inferior alternative. Fund man agement assigns a low probability to such an outcome.

Finally, despite the modest increase in portfolio credit risk, the fund con tinues to maintain a solid, investment-grade average credit quality.

Two Ways You May Seek to Invest for Success:

INITIAL INVESTMENT:

IF YOU HAD MADE AN INITIAL INVESTMENT OF $8,000 IN THE CLASS A SHARES OF FED ERATED LIMITED TERM FUND ON 1/13/92, REINVESTED YOUR DIVIDENDS AND CAPITAL GAINS, AND DID NOT REDEEM ANY SHARES, YOUR ACCOUNT WOULD HAVE BEEN WORTH $11,892 ON 5/31/99. YOU WOULD HAVE EARNED A 5.52% 1 AVERAGE ANNUAL TOTAL RETURN FOR THE INVESTMENT LIFE SPAN.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 6/30/99, the Class A Shares' 1-year, 5-year, and since inception (1/13/92) average annual total returns were 2.21%, 5.78%, and 5.48%, respec tively. Class F Shares' 1-year, 5-year, and since inception (9/1/93) average annual total returns were 1.36%, 5.88%, and 4.96%, respectively. 2

[Graphic representation omitted; see Appendix A.]

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 1.00% sales charge applicable to an initial investment in Class A Shares. Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charges and contingent deferred sales charges for the fund are as follows: Class A Shares, 1.00% sales charge; Class F Shares, 1.00% contingent deferred sales charge.

ONE STEP AT A TIME:

$1,000 initial investment and subsequent investments of $1,000 each year for seven years (reinvesting all dividends and capital gains) grew to $9,795.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Feder ated Limited Term Fund on 1/13/92, reinvested your dividends and capital gains, and did not redeem any shares, you would have invested only $8,000, but your account would have reached a total value of $9,795 1 by 5/31/99. You would have earned an average annual total return of 5.23%.

A practical investment plan helps you pursue income from short-term bonds. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compound ing to work.

[Graphic representation omitted; see Appendix B.]

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Hypothetical Investor Profile: Investing for Unplanned Expenses

While most investors focus on planned financial goals, Phil and Kate Porter also invest to help with life's unplanned expenses. On 1/13/92 they invested $10,000 in Federated Limited Term Fund to start an emergency reserve account. By 5/31/99, their account had grown to $14,865, achieving an average annual total return of 5.52%.

Over time, they may draw on the accumulated income to pay for everything from major car repairs to household plumbing emergencies.

With Federated Limited Term Fund, they can take comfort in the fact that they have a reserve to help with whatever unforeseen expenses lie ahead.

[Graphic representation omitted; see Appendix C.]

 This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance does not guarantee future results.

Portfolio of Investments

MAY 31, 1999 (UNAUDITED)



PRINCIPAL

AMOUNT                                                        VALUE

                      ADJUSTABLE RATE MORTGAGES-
                      0.9%
                      GOVERNMENT AGENCY-0.9%

  $   595,213       1 Federal Home Loan Mortgage
                      Corp., ARMs, 7.01%,
                      9/1/2019                         $     608,790
      633,294       1 Federal Home Loan Mortgage
                      Corp., ARMs, 7.23%,

                      12/1/2018                              648,075

      236,654       1 Federal National Mortgage
                      Association, ARMs, 7.08%,

                      12/1/2020                              247,495

       69,747       1 Federal National Mortgage
                      Association, ARMs, 7.02%,

                      11/1/2017                               72,367

                      TOTAL ADJUSTABLE RATE
                      MORTGAGES (IDENTIFIED

                      COST $1,565,116)                     1,576,727
                      ASSET-BACKED SECURITIES-45.8%

                      AUTOMOBILE-6.9%

      604,224         AFG Receivables Trust
                      1997-A, Class C, 7.20%,

                      10/15/2002                             610,834

      762,067         AFG Receivables Trust
                      1997-B, Class C, 7.00%,

                      2/15/2003                              771,014

    1,583,198    2, 3 Paragon Auto Receivables
                      Owner Trust 1998-A, Class

                      B, 7.47%, 11/15/2004                 1,573,256

    1,305,958    2, 3 Paragon Auto Receivables
                      Owner Trust 1998-B, Class

                      B, 7.03%, 3/15/2005                  1,287,897

      944,242         Paragon Auto Receivables
                      Owner Trust 1999-A, Class

                      A, 5.95%, 11/15/2005                   945,984
    2,294,439         Premier Auto Trust 1995-3,
                      Class B, 6.25%, 8/6/2001             2,298,890
    1,950,000         Team Fleet Financing Corp.
                      Series 1997-1, Class B,

                      7.80%, 5/15/2003                     1,942,532

    1,850,000         Yamaha Motor Master Trust
                      1995-1, Class A, 6.20%,

                      5/15/2003                            1,859,944
                      TOTAL                               11,290,351

                      CREDIT CARD-5.0%

    1,716,892         Banco Nacional de Mexico
                      S.A., Credit Card Merchant
                      Voucher Receivables Master
                      Trust Series 1996-A, Class

                      A1, 6.25%, 12/1/2003                 1,715,828

    3,000,000         Bridgestone/Firestone
                      Master Trust 1996-1, Class

                      B, 6.49%, 7/1/2003                   3,029,580

    2,000,000         Fingerhut Master Trust
                      1998-2, Class A, 6.23%,

                      2/15/2007                            1,997,400
    1,400,000         Spiegel Master Trust 1994-
                      B, Class A, 8.15%, 6/15/2004         1,423,688
                      TOTAL                                8,166,496

                      HOME EQUITY LOAN-23.1%

      307,006         AFC Home Equity Loan Trust
                      1992-3, Class A, 7.05%,

                      8/15/2007                              306,609
      174,629         Advanta HEL Trust 1991-1,
                      Class A, 9.00%, 2/25/2006              174,174
    1,000,000         Chase Funding Mortgage
                      Loan 1999-1, Class IIB,

                      7.69%, 6/25/2028                     1,001,960

    2,000,000         Cityscape Home Equity Loan
                      Trust 1997-1, Class M1,

                      7.58%, 3/25/2018                     2,030,210

    2,500,000         ContiMortgage Home Equity
                      Loan Trust 1997-1, Class B,

                      7.92%, 3/15/2028                     2,545,225

    1,500,000         ContiMortgage Home Equity
                      Loan Trust 1997-5, Class B,

                      7.62%, 1/15/2029                     1,393,590

      924,000         Countrywide Asset-Backed
                      Certificates 1999-1, Class

                      BF, 8.84%, 1/25/2029                   926,361


PRINCIPAL

AMOUNT                                                        VALUE

                      ASSET-BACKED SECURITIES-

                      CONTINUED

                      HOME EQUITY LOAN-CONTINUED

 $  1,000,000         Countrywide Asset-Backed
                      Certificates 1999-1, Class

                      BV, 7.69%, 2/25/2029            $      978,700
      300,000         EQCC Home Equity Loan Trust
                      1995-4, Class A4, 6.95%,

                      3/15/2012                              301,218

      901,636         Green Tree Home Equity Loan
                      Trust 1999-A, Class B2A,

                      7.44%, 2/15/2029                       901,636

    3,500,000         Green Tree Home
                      Improvement Loan Trust
                      1997-A, Class HE6, 7.16%,

                      3/15/2028                            3,520,545

    2,000,000         Green Tree Home
                      Improvement Loan Trust
                      1997-C, Class B2, 7.59%,

                      8/15/2028                            1,931,320

      698,980         Headlands Home Equity Loan
                      Trust 1998-2, Class A3,

                      6.67%, 12/15/2024                      690,243

    1,500,000    2, 3 125 Home Loan Owner Trust
                      1998-1A, Class B-2,

                      12.16%, 2/15/2029                    1,282,035

    1,096,720         Independent National
                      Mortgage Corp. Home Equity
                      1997-A, Class BF,

                      7.39%, 10/25/2028                    1,051,820

    4,000,967    2, 3 Merrill Lynch Mortgage
                      Investors, Inc. 1998-FF3,
                      Class BB, 5.50%,

                      11/20/2029                           3,865,934

    1,000,000         Merrill Lynch Mortgage
                      Investors, Series 1993-C,

                      Class A4, 6.50%, 3/15/2018           1,005,300
      964,645         NC Finance Trust 1999-1,
                      Class B, 8.75%, 2/1/2017               941,137
      775,000         New Century Home Equity
                      Loan Trust 1997-NC5, Class
                      B, 7.59%, 10/25/2028                   711,791

    3,000,000         Salomon Brothers Mortgage
                      Sec. VII 1998-NC1, Class

                      M3, 6.16%, 3/30/2028                 2,838,750

    3,000,000         Salomon Brothers Mortgage
                      Sec., Series 1999-3, Class

                      M3, 8.15%, 5/25/2029                 3,018,750

    1,926,000         Salomon Brothers Mortgage
                      Sec., Series 1999-NC2,

                      Class M3, 8.16%, 4/25/2029           1,921,185
    2,749,000    2, 3 Saxon Asset Securities
                      Trust 1998-1, Class BF2,

                      8.00%, 12/25/2027                    2,450,898

    1,000,000         Saxon Asset Securities
                      Trust 1999-1, Class BV1,

                      7.68%, 2/25/2029                     1,002,460

      852,000         Saxon Asset Securities
                      Trust 1999-2, Class BV1,

                      8.31%, 9/25/2001                       869,355

      204,554         The Money Store Home Equity
                      Trust 1992-B, Class A,

                      6.90%, 7/15/2007                       204,287
                      TOTAL                               37,865,493

                      MANUFACTURED HOUSING-6.3%
      750,000         Green Tree Financial Corp.

                      1995-3, Class B1, 7.85%,

                      8/15/2025                              751,762
    1,250,000         Green Tree Financial Corp.
                      1996-2, Class B-1, 7.55%,

                      4/15/2027                            1,245,363
    2,250,000         Green Tree Financial Corp.
                      1997-3, Class B1, 7.51%,

                      7/15/2028                            2,164,500

    1,000,000         Green Tree Home
                      Improvement Loan Trust
                      1995-C, Class B1, 7.20%,

                      7/15/2020                              998,830

    2,200,000         Green Tree Home
                      Improvement Loan Trust
                      1996-F, Class HI2, 7.70%,

                      11/15/2027                           2,114,838
    2,000,000         Merit Securities Corp. 12,
                      Class 1, 7.98%, 7/28/2033            1,921,260
      530,136         Oakwood Mortgage
                      Investors, Inc. 1995-B,

                      Class A2, 6.45%, 1/15/2021             532,580
      500,000         Vanderbilt Mortgage
                      Finance 1999-A, Class 2B2,
                      7.5375%, 6/7/2016                      500,600
                      TOTAL                               10,229,733
                      MARINE RECEIVABLES-1.3%
      930,814         CBNJ Boat Loan Trust 1994-

                      1, Class A, 6.89%,

                      5/18/2012                              944,917

    1,134,566         NationsCredit Grantor
                      Trust 1997-1, Class A,

                      6.75%, 8/15/2013                     1,148,759
                      TOTAL                                2,093,676


PRINCIPAL

AMOUNT                                                        VALUE

                      ASSET-BACKED SECURITIES-

                      CONTINUED
                      OTHER-3.2%

 $  1,715,517         Advanta Equipment
                      Receivables 1998-1, Class

                      C, 6.49%, 12/15/2006            $    1,709,950
      613,406 1, 2, 3 Bosque Asset Corp., Series
                      1, Class 1, 7.66%, 6/5/2002            613,406
    1,944,928         Case Equipment Loan Trust

                      1999-A, Class B, 8/15/2005           1,922,629
      325,000         Centerior Energy
                      Receivables Master Trust
                      1996-1, Class A, 7.20%,

                      4/15/2002                              328,201

      180,000         Copelco Capital Funding
                      Trust 1998-A, Class A3,

                      5.78%, 8/15/2001                       180,339

    3,620,817    2, 3 FMAC Loan Receivables
                      Trust 1997-A, Class A-X,

                      2.77%, 4/15/2019                       418,675
                      TOTAL                                5,173,200

                      TOTAL ASSET-BACKED
                      SECURITIES (IDENTIFIED

                      COST $75,858,824)                   74,818,949
                      COLLATERALIZED MORTGAGE

                      OBLIGATIONS-18.7%
                      COMMERCIAL MORTGAGE-1.3%

    3,911,755         First Union Lehman
                      Brothers Commercial
                      Mortgage Trust, Series
                      1997C1, Class IO, 1.31%,

                      4/18/2027                              246,714
    1,900,000 1, 2, 3 K Mart CMBS Financing,
                      Inc., Series 1997-1, Class
                      D, 6.00%, 3/1/2007                   1,862,370
                      TOTAL                                2,109,084
                      GOVERNMENT AGENCY-0.5%

      812,556         Federal Home Loan Mortgage
                      Corp., Series 1686, Class

                      PK, 5.00%, 4/15/2023                   805,560
                      WHOLE LOAN-16.9%

      891,172         Bayview Financial
                      Acquisition Trust, Series
                      1998-1, Class MI3, 8.21%,

                      5/25/2029                              782,003

      971,247         Bear Stearns Mortgage
                      Securities, Series 1996-8,
                      Class B3, 8.00%,

                      11/25/2027                             961,205

    1,399,598         CMSI Series 1992-18, Class
                      A-1, 6.44%, 11/25/2022               1,423,828
      677,728         Countrywide Home Loans,
                      Series 1997-5, Class A-3,

                      7.50%, 9/25/2027                       677,382

      295,673         2, 3 GE Capital Mortgage Services, Inc., Series 1994-3,
                      Class B4, 6.50%,

                      1/25/2024                              210,667

      687,484         GE Capital Mortgage
                      Services, Inc., Series
                      1998-11, Class 1A1, 6.75%,

                      6/25/2028                              689,144

      203,276    2, 3 Greenwich Capital
                      Acceptance, Inc.
                      Subordinate Mortgage
                      Securities Trust,
                      Series 1996-A, Class B,
                      7.59%, 6/15/2019                       194,891

    2,815,403         Headlands Mortgage
                      Securities Inc., Series
                      1997-3, Class B3, 7.75%,

                      3/25/2027                            2,771,215

    2,400,000         Homeside Mortgage
                      Securities, Inc., Series
                      1998-1, Class A2, 6.75%,

                      2/25/2028                            2,349,300

    1,535,000         Mellon Residential Funding
                      Corp., Series 1998-TBC1,
                      Class B3, 6.59%,

                      10/25/2028                           1,445,064

      535,000       2 Mellon Residential Funding
                      Corp., Series 1998TBC1,
                      Class B4, 6.59%,

                      10/25/2028                             398,409

      353,933         Norwest Asset Securities
                      Corp., Series 1996-4,
                      Class A14, 7.20%,

                      9/25/2026                              354,163

      984,201         Norwest Asset Securities
                      Corp., Series 1997-10,

                      Class A4, 7.00%, 8/25/2027             973,877
    1,235,159         Norwest Asset Securities
                      Corp., Series 1998-6,

                      Class A9, 6.90%, 4/25/2028           1,221,704
    4,783,714         PNC Mortgage Securities
                      Corp., Series 1997-2,

                      Class B1, 7.50%, 3/25/2027           4,767,928
    1,393,131         Resecuritization Mortgage
                      Trust, Series 1998-A,
                      Class B3, 7.90%,

                      10/26/2023                           1,182,420

    2,000,000         Residential Accredit
                      Loans, Inc., Series 1997-
                      QS12, Class A6, 7.25%,

                      11/25/2027                           2,012,220


PRINCIPAL

AMOUNT                                                        VALUE

                      COLLATERALIZED MORTGAGE
                      OBLIGATIONS-CONTINUED
                      WHOLE LOAN-CONTINUED

 $  1,000,000         Residential Asset
                      Securitization Trust,
                      Series 1997-A7, Class A5,

                      7.50%, 9/25/2027                $    1,011,500
    2,500,000         Residential Funding
                      Mortgage Securities Inc.,
                      Series 1996-S1, Class A11,

                      7.10%, 1/25/2026                     2,519,375

      489,463         Residential Funding
                      Mortgage Securities Inc.,
                      Series 1996-S25, Class M3,

                      7.75%, 12/25/2026                      487,446

    1,380,370       2 SMFC Trust Asset-Backed
                      Certificates, Series 1997-
                      A, Class 4, 7.72%,

                      1/28/2025                            1,183,667
                      TOTAL                               27,617,408

                      TOTAL COLLATERALIZED
                      MORTGAGE OBLIGATIONS

                      (IDENTIFIED COST $30,759,447)       30,532,052
                      CORPORATE BONDS-20.4%

                      AEROSPACE & DEFENSE-1.1%
    1,800,000         Raytheon Co., Note, 6.45%,

                      8/15/2002                            1,806,372

                      AUTOMOBILE-1.1%
    1,800,000         Arvin Industries, Inc.,

                      Note, 6.875%, 2/15/2001              1,801,602

                      BANKING-3.1%
    3,000,000       1 Chase Manhattan Corp.,

                      Sub. Note, 5.25%,

                      12/5/2009                            2,850,921
    1,000,000         Mercantile Bancorporation,
                      Inc., 6.80%, 6/15/2001               1,011,870
    1,100,000         Riggs National Corp., Sub.
                      Note, 8.50%, 2/1/2006                1,132,450
                      TOTAL                                4,995,241

                      CABLE TELEVISION-1.8%
    2,800,000         TKR Cable, Inc., Deb.,

                      10.50%, 10/30/2007                   3,013,052
                      FINANCE - RETAIL-0.8%

    1,350,000         Advanta Corp., Medium Term
                      Note, 6.90%, 8/4/1999                1,347,813
                      FINANCIAL INTERMEDIARIES-1.8%
    1,000,000         Donaldson, Lufkin and
                      Jenrette Securities Corp.,

                      Sr. Note, 5.875%, 4/1/2002             987,170
    2,000,000         Lehman Brothers Holdings,
                      Inc., Medium Term Note,

                      6.375%, 3/15/2001                    1,998,520
                      TOTAL                                2,985,690

                      FINANCIAL SERVICES-0.7%

    1,200,000         AT&T Capital Corp., Medium
                      Term Note, 6.16%, 12/3/1999          1,204,608
                      FOOD & DRUG RETAILERS-0.9%
    1,500,000         Great Atlantic & Pacific
                      Tea Co., Inc., Global Bond

                      Deb., 7.70%, 1/15/2004               1,487,100
                      FOREST PRODUCTS-0.7%

    1,000,000         Quno Corp., Sr. Note,

                      9.13%, 5/15/2005                     1,061,470


PRINCIPAL

AMOUNT                                                        VALUE

                      CORPORATE BONDS-CONTINUED

                      INDUSTRIAL PRODUCTS &

                      EQUIPMENT-1.0%

 $  1,600,000         Figgie International
                      Holdings, Inc., Sr. Note,

                      9.88%, 10/1/1999                 $   1,617,584
                      INSURANCE-1.9%
      250,000         Conseco, Inc., Note,

                      6.40%, 2/10/2003                       241,540
    2,000,000         GEICO Corp., Deb., 9.15%,
                      9/15/2021                            2,203,700

      750,000         HSB Group, Inc., Company

                      Guarantee, 5.91%, 7/15/2027            723,900
                      TOTAL                                3,169,140

                      METALS & MINING-0.8%
    1,500,000         Inco Ltd., Conv. Bond,

                      5.75%, 7/1/2004                      1,359,375
                      OIL & GAS-0.8%

    1,250,000         Occidental Petroleum
                      Corp., Note, 8.50%,

                      9/15/2004                            1,261,025
                      PRINTING & PUBLISHING-0.7%

      980,000         Valassis Communications,
                      Inc., Sr. Note, 9.55%,

                      12/1/2003                            1,070,062

                      RETAILERS-0.9%
    1,450,000         Shopko Stores, Inc.,

                      8.50%, 3/15/2002                     1,508,740

                      TELECOMMUNICATIONS &
                      CELLULAR-0.6%

    1,000,000         PanAmSat Corp., Note,

                      6.00%, 1/15/2003                       962,150

                      UTILITIES-1.7%
    1,250,000       2 Camuzzi Gas, Bond, 9.25%,

                      12/15/2001                           1,215,625

    1,400,000         Pennsylvania Power & Light
                      Co., 9.25%, 10/1/2019                1,474,676
                      TOTAL                                2,690,301
                      TOTAL CORPORATE BONDS
                      (IDENTIFIED COST

                      $33,540,743)                        33,341,325
                      MORTGAGE BACKED

                      SECURITIES-1.3%
                      GOVERNMENT AGENCY-1.3%

    1,045,789         Federal Home Loan Mortgage
                      Corp., 6.00%, 4/1/2003               1,039,577
    1,090,067         Government National
                      Mortgage Association,

                      8.50%, 8/15/2026                     1,150,359

                      TOTAL MORTGAGE BACKED
                      SECURITIES (IDENTIFIED

                      COST $2,139,843)                     2,189,936
                      FOREIGN GOVERNMENTS/AGENCI

                      ES-2.2%
    2,460,000         Brazil, Government of,

                      IDU, 6.06%, 1/1/2001                 2,309,325
    1,350,000         Export-Import Bank Korea,
                      7.10%, 3/15/2007                     1,285,767

                      TOTAL

                      FOREIGN GOVERNMENTS/AGENC
                      IES (IDENTIFIED COST

                      $3,517,566)                          3,595,092
                      U.S. TREASURY OBLIGATIONS-6.1%

                      U.S. TREASURY NOTE-6.1%

    1,000,000         5.25%, 5/15/2004                       986,090
    2,000,000         5.50%, 5/15/2009                     1,982,180

SHARES OR

PRINCIPAL

AMOUNT                                                        VALUE

                      U.S. TREASURY OBLIGATIONS-

                      CONTINUED

                      U.S. TREASURY NOTE-

                      CONTINUED

 $  4,000,000         5.75%, 11/15/2000               $    4,023,280
    2,800,000         7.50%, 11/15/2001                    2,922,024
                      TOTAL U.S. TREASURY
                      OBLIGATIONS (IDENTIFIED

                      COST $10,022,216)                    9,913,574
                      MUTUAL FUND-1.2%

      210,735         The High Yield Bond
                      Portfolio (IDENTIFIED COST

                      $2,004,103)                          1,947,195
                      REPURCHASE AGREEMENT-3.6% 4
    5,830,000         Bear, Stearns and Co.,
                      4.93%, dated 5/28/1999,
                      due 6/1/1999

                      (AT AMORTIZED COST)                  5,830,000
                      TOTAL INVESTMENTS

                      (IDENTIFIED COST

                      $165,237,858) 5                  $ 163,744,850


1 Denotes variable rate and floating rate obligations for which the current rate is shown.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At May 31, 1999, these securities amounted to $16,557,730 which represents 10.1% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $13,760,029 which represents 8.4% of net assets.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's board of directors.

4 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated Funds.

5 The cost of investments for federal tax purposes amounts to $165,237,858. The net unrealized depreciation of investments on a federal tax basis amounts to ($1,493,008) which is comprised of $648,116 appreciation and $2,141,124 depreciation at May 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($163,358,028) at May 31, 1999.

The following acronyms are used throughout this portfolio:



ARMs -Adjustable Rate Mortgages
IO -Interest Only



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 1999 (UNAUDITED)



ASSETS:
Total investments in
securities, at value
(identified and tax cost
$165,237,858)                                   $ 163,744,850
Cash                                                  404,954
Income receivable                                   1,637,306
Receivable for shares sold                            238,875
TOTAL ASSETS                                      166,025,985
LIABILITIES:

Payable for investments
purchased                       $ 1,334,443
Payable for shares
redeemed                            488,071
Income distribution
payable                             783,165
Accrued expenses                     62,278
TOTAL LIABILITIES                                   2,667,957
Net assets for 16,824,548
shares outstanding                              $ 163,358,028
NET ASSETS CONSIST OF:

Paid in capital                                 $ 176,252,541
Net unrealized
depreciation of
investments                                        (1,493,008)
Accumulated net realized
loss on investments                               (11,274,754)
Distributions in excess of
net investment income                                (126,751)
TOTAL NET ASSETS                                $ 163,358,028
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
CLASS A SHARES:
Net Asset Value Per Share
($149,156,753 / 15,361,856
shares outstanding)                                     $9.71
Offering Price Per Share
(100/99.00 of $9.71) 1                                  $9.81
Redemption Proceeds Per
Share                                                   $9.71
CLASS F SHARES:
Net Asset Value Per Share
($14,201,275 / 1,462,692
shares outstanding)                                     $9.71
Offering Price Per Share
(100/99.00 of $9.71) 1                                  $9.81
Redemption Proceeds Per
Share (99.00/100 of $9.71) 2                            $9.61


1 See "What Do Shares Cost?" in the Prospectus.

2 See "Contingent Deferred Sales Charge" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MAY 31, 1999 (UNAUDITED)



INVESTMENT INCOME:
Dividends                                                        $     20,039
Interest                                                            4,574,438
TOTAL INCOME                                                        4,594,477
EXPENSES:

Investment advisory fee                         $  270,170
Administrative personnel
and services fee                                    77,288
Custodian fees                                       5,335
Transfer and dividend
disbursing agent fees and
expenses                                            59,303
Directors'/Trustees' fees                            1,985
Auditing fees                                        7,355
Legal fees                                           1,476
Portfolio accounting fees                           29,524
Distribution services fee-
Class A Shares                                     306,543
Distribution services fee-
Class F Shares                                      10,147
Shareholder services fee-
Class A Shares                                     153,241
Shareholder services fee-
Class F Shares                                      16,912
Share registration costs                            25,244
Printing and postage                                18,938
Insurance premiums                                   1,278
Taxes                                                4,694
Miscellaneous                                        5,472
TOTAL EXPENSES                                     994,905
WAIVERS:
Waiver of investment
advisory fee                   $  (66,064)
Waiver of distribution
services fee-Class A
Shares                           (183,926)
Waiver of distribution
services fee-Class F
Shares                             (1,353)
Waiver of shareholder
services fee-Class F
Shares                             (2,030)
TOTAL WAIVERS                                     (253,373)
Net expenses                                                          741,532
Net investment income                                               3,852,945
REALIZED AND UNREALIZED
LOSS ON INVESTMENTS:
Net realized loss on
investments                                                          (533,380)
Net change in unrealized
depreciation of
investments                                                          (921,173)
Net realized and
unrealized loss on
investments                                                        (1,454,553)
Change in net assets
resulting from operations                                        $  2,398,392


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



                                    SIX MONTHS

                                         ENDED                 YEAR
                                   (unaudited)                ENDED

                                       MAY 31,         NOVEMBER 30,
                                          1999                 1998

INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income            $   3,852,945       $    7,110,653
Net realized loss on investments and foreign currency transactions ($(533,380)
and $(261,311), respectively, as computed for federal tax

purposes)                             (533,380)            (429,507)
Net change in unrealized
depreciation of
investments and
translation of assets and
liabilities in foreign
currency                              (921,173)          (1,185,198)
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS            2,398,392            5,495,948
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net
investment income

Class A Shares                      (3,649,257)          (6,461,966)
Class F Shares                        (413,966)            (675,733)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                     (4,063,223)          (7,137,699)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                              88,459,961          109,049,243
Net asset value of shares
issued to shareholders in
payment of
distributions declared               2,427,621            4,948,741
Cost of shares redeemed            (40,435,530)        (101,544,061)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                        50,452,052           12,453,923
Change in net assets                48,787,221           10,812,172
NET ASSETS:

Beginning of period                114,570,807          103,758,635
End of period (including
distributions in excess of
net investment income and
undistributed net
investment income of
$(126,751) and $83,527,

respectively)                    $ 163,358,028       $  114,570,807


See Notes which are an integral part of the Financial Statements

Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                               SIX MONTHS

                                    ENDED

                              (unaudited)

                                  MAY 31,             YEAR ENDED NOVEMBER 30,

                                     1999          1998        1997         1996         1995         1994
NET ASSET VALUE, BEGINNING
OF PERIOD                          $ 9.82        $ 9.95      $ 9.91       $ 9.97       $ 9.48       $10.17
INCOME FROM
INVESTMENT OPERATIONS:

Net investment income                0.27          0.60        0.59         0.59         0.55         0.53
Net realized and
unrealized gain (loss) on
investments and foreign
currency                            (0.09)        (0.13)       0.04        (0.06)        0.49        (0.66)
TOTAL FROM

INVESTMENT OPERATIONS                0.18          0.47        0.63         0.53         1.04        (0.13)
LESS DISTRIBUTIONS:
Distributions from net
investment income                   (0.29)        (0.60)      (0.59)       (0.59)       (0.55)       (0.53)
Distributions in excess of
net investment income 1                 -             -           -            -            -        (0.02)
Distributions from net
realized gain
on investments                          -             -           -            -            -        (0.01)
TOTAL DISTRIBUTIONS                 (0.29)        (0.60)      (0.59)       (0.59)       (0.55)       (0.56)
NET ASSET VALUE, END OF

PERIOD                             $ 9.71        $ 9.82      $ 9.95       $ 9.91       $ 9.97       $ 9.48
TOTAL RETURN 2                       1.90%         4.81%       6.52%        5.54%       11.29%       (1.30%)

RATIOS TO AVERAGE NET

ASSETS:

Expenses 3                           1.50% 4       1.57%       1.59%        1.66%        1.53%        1.49%
Net investment income 3              5.30% 4       5.55%       5.41%        5.48%        5.70%        5.13%
Expenses (after waivers)             1.10% 4       1.10%       1.10%        1.10%        1.10%        1.10%
Net investment income
(after waivers)                      5.70% 4       6.02%       5.90%        6.04%        6.13%        5.52%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                    $149,157      $101,213     $94,952     $116,174     $138,451     $178,771
Portfolio turnover                      6%           93%         62%         104%          63%          63%


1 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These dis tributions do not represent a return of capital for federal income tax pur poses.

2 Based on net asset value, which does not reflect the sales charge or con tingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class F Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                               SIX MONTHS

                                    ENDED

                              (unaudited)

                                  MAY 31,                      YEAR ENDED NOVEMBER 30,
                                     1999         1998       1997       1996       1995         1994

NET ASSET VALUE, BEGINNING
OF PERIOD                          $ 9.82       $ 9.95     $ 9.91     $ 9.97     $ 9.48       $10.17

INCOME FROM
INVESTMENT OPERATIONS:

Net investment income                0.28         0.61       0.60       0.66        0.61        0.55
Net realized and
unrealized gain (loss) on
investments and foreign
currency                            (0.09)       (0.13)      0.04      (0.12)       0.44       (0.67)
TOTAL FROM

INVESTMENT OPERATIONS                0.19         0.48       0.64       0.54        1.05       (0.12)
LESS DISTRIBUTIONS:
Distributions from net
investment income                   (0.30)       (0.61)     (0.60)     (0.60)      (0.56)      (0.55)
Distributions in excess of
net investment income 1                 -            -          -          -           -       (0.01)
Distributions from net
realized gain
on investments                          -            -          -          -           -       (0.01)
TOTAL DISTRIBUTIONS                 (0.30)       (0.61)     (0.60)     (0.60)      (0.56)      (0.57)
NET ASSET VALUE, END OF

PERIOD                             $ 9.71       $ 9.82     $ 9.95     $ 9.91      $ 9.97      $ 9.48
TOTAL RETURN 2                       1.95%        4.91%      6.63%      5.64%      11.39%      (1.20%)

RATIOS TO AVERAGE NET

ASSETS:

Expenses 3                           1.15% 4      1.22%      1.24%      1.31%       1.18%       1.12%
Net investment income 3              5.64% 4      5.87%      5.76%      5.83%       6.04%       5.54%
Expenses (after waivers)             1.00% 4      1.00%      1.00%      1.00%       1.00%       0.99%
Net investment income
(after waivers)                      5.79% 4      6.09%      6.00%      6.14%       6.22%       5.67%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                     $14,201      $13,358     $8,807     $8,938     $10,183     $13,145
Portfolio turnover                      6%          93%        62%       104%         63%         63%


1 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These dis tributions do not represent a return of capital for federal income tax pur poses.

2 Based on net asset value, which does not reflect the sales charge or con tingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 1999 (UNAUDITED)

ORGANIZATION

Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, man agement investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Limited Term Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Class A Shares and Class F Shares. The investment objective of the Fund is to seek a high level of current income consistent with minimum fluctuation in principal value through compilation of a portfolio, the weighted average duration which will at all times be limited to three years.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities, listed corporate bonds, (other fixed-income and asset backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take posses sion, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repur chase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other rec ognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or stan dards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At November 30, 1998, the Fund, for federal tax purposes, had a capital loss carryforward of $10,730,945, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryfor ward will expire as follows:



EXPIRATION YEAR   EXPIRATION AMOUNT
2002                   $     97,949
2003                      1,407,407
2004                      8,964,278
2006                        261,311


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security posi tions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

FOREIGN EXCHANGE CONTRACTS

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying cur rency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date. At May 31, 1999, the Fund did not have any outstanding foreign currency commitments.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of div idends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchanges gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registra tion under federal securities laws or in transactions exempt from such regis tration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the sec ondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at May 31, 1999 is as follows:



                                       ACQUISITION         ACQUISITION

SECURITY                               DATE                COST
Camuzzi Gas                            3/24/1998            $1,290,515
Mellon Residential Funding Corp.       12/16/1998              412,702
SMFC Trust Asset-Backed Certificates   2/4/1998-2/5/1998     1,262,607


USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and rev enues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At May 31, 1999, par value shares ($0.001 per share) authorized were as fol lows:



                 NUMBER OF PAR
                 VALUE CAPITAL STOCK

CLASS NAME       AUTHORIZED
Class A Shares   1,000,000,000
Class F Shares   1,000,000,000
TOTAL            2,000,000,000


Transactions in capital stock were as follows:



                                     SIX MONTHS ENDED                     YEAR ENDED
                                       MAY 31, 1999                    NOVEMBER 30, 1998

CLASS A SHARES:                  SHARES            AMOUNT         SHARES            AMOUNT
Shares sold                    8,884,713       $  86,853,659     10,264,365       $ 102,225,706
Shares issued to
shareholders in payment of
distributions declared           222,426           2,174,311        452,841           4,501,648
Shares redeemed               (4,048,483)        (39,569,935)    (9,957,718)        (99,008,742)
NET CHANGE RESULTING FROM
CLASS A

SHARE TRANSACTIONS             5,058,656       $  49,458,035        759,488       $   7,718,612


                                      SIX MONTHS ENDED                     YEAR ENDED
                                        MAY 31, 1999                   NOVEMBER 30, 1998

CLASS F SHARES:                   SHARES           AMOUNT           SHARES            AMOUNT
Shares sold                      164,446       $   1,606,302        684,999       $   6,823,537
Shares issued to
shareholders in payment of
distributions declared            25,905             253,310         45,010             447,093
Shares redeemed                  (88,488)           (865,595)      (254,344)         (2,535,319)
NET CHANGE RESULTING FROM
CLASS F

SHARE TRANSACTIONS               101,863       $     994,017        475,665       $   4,735,311
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS             5,160,519       $  50,452,052      1,235,153       $  12,453,923


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administra tive Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Fed erated Securities Corp. ("FSC"), the principal distributor, of the Fund to finance activities intended to result in the sale of the Corporation's Class A Shares and Class F Shares. The Plan provides that the Fund may incur dis tribution expenses according to the following schedule annually, to compen sate FSC.



                   PERCENTAGE OF
                   AVERAGE DAILY NET

SHARE CLASS NAME   ASSETS OF CLASS
Class A Shares     0.50%
Class F Shares     0.15%


FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Share holder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of aver age daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain share holder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, FSSC, serves as transfer and dividend disburs ing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended May 31, 1999, were as follows:



Purchases    $75,878,507
Sales        $ 8,030,313


YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking mea sures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

WILLIAM J. COPELAND

LAWRENCE D. ELLIS, M.D.

RICHARD B. FISHER

EDWARD L. FLAHERTY, JR., ESQ.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

WESLEY W. POSVAR

MARJORIE P. SMUTS

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other gov ernment agency. Investment in mutual funds involves investment risk, includ ing the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts con cerning its objective and policies, management fees, expenses, and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 SEMI-ANNUAL REPORT

AS OF MAY 31, 1999

Federated Limited Term Fund

Established 1991

8TH SEMI-ANNUAL REPORT

 [Graphic]
 Federated

 Federated Limited Term Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 338319106

Cusip 338319304

3070201 (7/99)

 [Graphic]

SEMI-ANNUAL REPORT

[Graphic]

RICHARD B. FISHER

President

Federated Limited Term Municipal Fund

President's Message

Dear Shareholder:

Federated Limited Term Municipal Fund was created in 1993, and I am pleased to present its sixth Semi-Annual Report. As of May 31, 1999, the fund's assets totaled $143 million and were invested in 95 tax-free issues. These tax-free bonds have an average maturity of under 3.5 years and on average, hold an "A" rating. 1

This report covers the first half of the fund's fiscal year, which is the six-month reporting period from December 1, 1998 through May 31, 1999. It begins with an interview with the fund's portfolio manager, Jeff A. Kozem chak, Senior Vice President of Federated Investment Management Company. Fol lowing his discussion are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment perfor mance. Second is a complete listing of the fund's holdings, and third is the publication of the fund's financial statements.

The fund pursues attractive tax-free income through a portfolio of short-term municipal bonds, and the fund's yield is targeted between the rates of tax-free money market fund instruments and longer term municipal bonds. As a result, it can offer more income than money market instruments, but less income than long-term, tax-free municipal bonds. 2

Individual share class total return performance for the six-month reporting period, including income distributions, follows. 3

                 TOTAL    INCOME          NET ASSET
                 RETURN   DISTRIBUTIONS   VALUE CHANGE

Class A Shares   1.36%    $0.19           $9.86 to  $9.80 = (0.6%)
Class F Shares   1.49%    $0.21           $9.86 to  $9.80 = (0.6%)

1 Income may be subject to the federal alternative minimum tax and state and local taxes.

2 Unlike the fund, money market funds seek to maintain a stable $1.00 share value.

3 Performance quoted is based on net asset value, represents past perfor mance and is not indicative of future results. Investment return and prin cipal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A and F Shares were 0.34% and 0.49%, respectively.

During the reporting period, which was marked by rising rates, the fund per formed relatively well. Income distributions accounted for the fund's total return performance, which was greater than the 1.21% return of the Lipper Short-Term Municipal Debt Funds Average. 4

As of May 31, 1999, the fund's $143 million broadly diversified portfolio owned 106 municipal securities, which included bonds issued for hospitals, single-family housing authorities, electricity revenue, and resource recov ery bonds.

Thank you for choosing Federated Limited Term Municipal Fund as a relatively conservative way to pursue tax-free income from short-term municipal issues. Remember, reinvesting your monthly dividends and adding to your account on a regular basis are two convenient ways to gain the benefit of compounding. 5

As always, we welcome your comments and suggestions.

Sincerely,

[Graphic]

Richard B. Fisher
President
July 15, 1999

4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as fall ing into the category indicated. These figures do not take sales charges into account.

5 Systematic investing does not ensure a profit or protect against loss in declining markets.

[Graphic]

JEFF A. KOZEMCHAK, CFA

Senior Vice President
Federated Investment Management Company

Investment Review

WHAT IS YOUR REVIEW OF THE SHORT-TERM MUNICIPAL BOND MARKET OVER THE FIRST HALF OF THE FUND'S FISCAL YEAR?

The short-term municipal bond market performed well over the six-month reporting period ended May 31, 1999. The short-term municipal bond market and the fund continued to deliver an attractive income advantage, compared to money market securities, while sustaining relative price protection ver sus intermediate-term and long-term bond funds.

The U.S. economy remained robust over the reporting period, showing contin ued strength in the fourth quarter of 1998 and in the first quarter of 1999. At the same time, overall inflationary pressures remained mostly absent in spite of impressive performance from the economy and historically low unem ployment. However, sustained growth in aggregate demand continued to stretch the labor markets, and the potential for future inflation clearly is a con cern of the Federal Reserve Board (the "Fed"). Over most of the reporting period, the Fed maintained a neutral policy stance toward the direction of short-term interest rates (Federal Funds Target Rate). In May 1999, this bias changed, as April's Consumer Price Index rate was much larger than expected, and the Fed adopted a tightening bias, or bias for higher rates in the future. The Fed cited the strong U.S. economy in conjunction with record employment levels, the improvement in foreign economic prospects, and rebounding domestic financial markets. Clearly, the Fed intends to be preemp tive in raising short-term interest rates to slow demand and the potential for future inflation.

Interest rates in the short-term municipal bond market reflected the change in the fixed-income market's bias. Over the reporting period, short-term municipal bond yields rose 20 basis points (0.20%) for one-year securities and 25 basis points (0.25%) for five-year securities. [Note: Interest rates continued to rise in June 1999, as the Fed increased the Federal Funds Target Rate by 25 basis points to 5.00%. The bond market now expects one or more additional tightenings by year-end.]

HOW DID FEDERATED LIMITED TERM MUNICIPAL FUND PERFORM DURING THE SIX-MONTH REPORTING PERIOD ENDED MAY 31, 1999?

The fund continued to perform well over the six-month reporting period on both a total return and income basis. Investors in the fund's Class A Shares received a total return of 1.36%, based on net asset value, and investors in the fund's Class F Shares received a total return of 1.49%, based on net asset value. 1 These results exceeded the 1.21% average return for the 31 funds in its peer group, the Lipper Short-Term Municipal Debt Funds Average.

WHAT LEVEL OF INCOME DID THE FUND DELIVER TO ITS TAX-SENSITIVE SHAREHOLDERS?

For the six-month reporting period, the fund's tax-exempt income totaled $0.19 per share for Class A Shares and $0.21 per share for Class F Shares. These income levels correspond to annualized tax-exempt distribution rates of 3.94% and 4.19% for investors in Class A and F Shares, respectively.

Also, as of May 31, 1999, the fund posted 30-day distribution rates, based on net asset value, of 3.84% for Class A Shares and 4.09% for Class F Shares. These rates are equivalent to taxable distribution rates of 6.35% for Class A Shares and 6.77% for Class F Shares, assuming a top marginal tax rate of 39.60%. 2 The 30-day SEC yields, based on net asset value, for Class A and F Shares were 3.60% and 3.84%, respectively.3

WHAT DO YOU FORESEE FOR THE REST OF 1999, AND HOW HAVE YOU STRUCTURED THE FUND'S PORTFOLIO AS A RESULT?

In June 1999, the Fed clearly flashed the warning signals that the pace of economic growth over the past three years is unsustainable without inevitably leading to wage and price pressures in the future. If the Fed wishes to slow the U.S. economy to a pace more in line with the growth in the labor force and in productivity, then multiple tightenings may be necessary. With this in mind, we continue to shorten the duration and average maturity of the fund relative to our neutral benchmarks so as to minimize the impact of higher interest rates on the net asset value of the fund.

We also continue to utilize new cash inflows into the fund to purchase attractive seven-day floating rate paper that is responsive to interest rate movements with coupon adjustments every seven days. As always, we will con tinue to watch market developments with great interest, in order to best serve our municipal investors.

1 Performance quoted is based on net asset value, represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the report ing period, based on offering price (i.e., less any applicable sales charge), for Class A and F Shares were 0.39% and 0.49%, respectively.

2 The 30-day distribution rate reflects actual distributions made to share holders. It is calculated by dividing the monthly annualized dividend plus short-term capital gains, if any, by the average 30-day offering price. The 30-day distribution rate, based on offering price (i.e., less any applica ble sales charge), for Class A Shares was 3.80%. The taxable distribution rate for Class A Shares, based on offering price (i.e., less any applicable sales charge), was 6.29%.

3 The 30-day SEC yield is calculated by dividing the net investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized. The 30-day SEC yield, based on offering price (i.e., less any applicable sales charge), for Class A Shares was 3.56%.

Bond Investing Terms

MUNICIPAL BOND. A security issued by a state or local government entity to help finance a wide range of projects for public benefit, such as industrial development, highways, hospitals, and schools. The investment income of a municipal bond is generally exempt from federal income tax and from income tax imposed by the state in which the bond is issued. Municipal bonds are rated for quality by national rating organizations (see "Investment-Grade Bonds" below).

MATURITY. The amount of time in which a bond's principal becomes due.

COUPON. The interest rate on a bond that the issuer promises to pay until the bond matures.

CURRENT YIELD. The amount of interest paid by a bond, expressed as a percent age of its value. Yield may differ from the coupon because the bond's value may change over time. As a bond's price falls, its yield rises, and vice versa.

DURATION. A measurement of a bond's price sensitivity relative to a change in the general level of interest rates. Duration takes into account the size of the coupon and the time to maturity. Generally, longer or higher durations have more risk than shorter or lower durations.

EQUIVALENT YIELD. The corresponding taxable yield of the tax-free yield based upon an individual's income tax bracket (tax-exempt yield divided by 100% less person's tax bracket percent).

INVESTMENT-GRADE BONDS. Corporate and municipal bonds rated within the top four categories (Baa or higher by Moody's or BBB or higher by Standard & Poor's). This rating is based on the bond issuer's ability to pay the inter est and principal. Bonds rated lower are more speculative. U.S. Treasury and government agency bonds are not rated because the payment of principal and interest are guaranteed directly by the U.S. government or the issuing agency.

FEDERAL RESERVE BOARD. Under the direction of a chairman (currently Alan Greenspan), the Federal Reserve Board (the "Fed") consists of seven members that are appointed by the President. The Fed regulates the U.S. monetary and banking system and sets economic policy, including the direction of short-term interest rates. When the Fed is said to "tighten," it raises rates. When it "eases," it lowers rates.

Two Ways You May Seek to Invest for Success:

INITIAL INVESTMENT

IF YOU MADE AN INITIAL INVESTMENT OF $6,000 IN THE CLASS A SHARES OF FEDER ATED LIMITED TERM MUNICIPAL FUND ON 9/1/93, REINVESTED YOUR DIVIDENDS AND CAPITAL GAINS, AND DID NOT REDEEM ANY SHARES, YOUR ACCOUNT WOULD HAVE BEEN WORTH $7,431 ON 5/31/99. YOU WOULD HAVE EARNED A 3.78% 1 AVERAGE ANNUAL TOTAL RETURN FOR THE INVESTMENT LIFE SPAN.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 6/30/99, the Class A Shares' 1-year, 5-year, and since inception (9/1/93) average annual total returns were 1.80%, 3.99%, and 3.61%, respec tively. Class F Shares' 1-year, 5-year, and since inception (9/1/93) average annual total returns were 2.11%, 4.44%, and 4.02%, respectively. 2

[Graphic representation omitted; see Appendix D.]

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 1.00% sales charge applicable to an initial investment in Class A Shares. Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charges and contingent deferred sales charges for the fund are as follows: Class A Shares, 1.00% sales charge; Class F Shares, 1.00% contingent deferred sales charge.

ONE STEP AT A TIME

$1,000 INITIAL INVESTMENT AND SUBSEQUENT INVESTMENTS OF $1,000 EACH YEAR FOR FIVE YEARS (REINVESTING ALL DIVIDENDS AND CAPITAL GAINS) GREW TO $6,783.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Feder ated Limited Term Municipal Fund on 9/1/93, reinvested your dividends and capital gains and did not redeem any shares, you would have invested only $6,000, but your account would have reached a total value of $6,783 1 by 5/31/99. You would have earned an average annual total return of 3.87%.

A practical investment plan helps you pursue income by investing in short-term municipal bonds. Through systematic investing, you buy shares on a reg ular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money and compounding to work.

[Graphic representation omitted; see Appendix E.]

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Portfolio of Investments

MAY 31, 1999 (UNAUDITED)


PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1           VALUE
                LONG-TERM MUNICIPALS-98.4% 2

                ALABAMA-0.4%
  $   515,000   Mobile, AL, GO Warrants,

                4.95%, 8/15/2000                     NR     $     523,925
                ALASKA-1.6%
    1,145,000   Alaska Industrial
                Development and Export
                Authority, Power Revenue
                Bonds (First Series),
                4.75% (Snettisham
                Hydroelectric Project),

                1/1/2002                           BBB          1,163,503

    1,145,000   Alaska Industrial
                Development and Export
                Authority, Power Revenue
                Bonds (First Series),
                4.75% (Snettisham
                Hydroelectric Project),

                1/1/2003                           BBB          1,164,797
                TOTAL                                           2,328,300

                CALIFORNIA-2.0%

      700,000   Delta Counties, CA Home
                Mortgage Finance
                Authority, SFM Revenue
                Bonds (Series 1998A),
                4.85% ( GNMA
                Collateralized Home
                Mortgage Progam COL)/(MBIA
                INS), 12/1/2008                 AAA/Aaa           708,351
    1,000,000   Sacramento County, CA HDA,
                Multifamily Housing
                Revenue Bonds (Series I),
                4.80% TOBs (Rancho Natomas
                Apartments)/(Dai-Ichi
                Kangyo Bank Ltd., Tokyo
                LOC), Mandatory Tender

                12/15/2000                           A1         1,005,620
    1,160,000   West Sacramento, CA,
                Limited Obligation
                Refunding Improvement
                Bonds, 4.80% (West
                Sacramento Reassessment
                District of
                1998)/(Original Issue

                Yield: 4.90%), 9/2/2002              NR         1,155,592
                TOTAL                                           2,869,563

                COLORADO-4.6%

      475,000   Colorado HFA, SFM Revenue
                Bond, Series C-1, 7.65%,

                12/1/2025                           Aa2           523,455

    1,000,000   Colorado HFA, Single
                Family Program Senior
                Bonds
                (Series 1998A-3), 4.60%,

                11/1/2016                           Aa2         1,010,250

    1,445,000   Colorado HFA, Single
                Family Program Senior
                Bonds
                (Series 1998C-1), 4.70%,

                5/1/2020                            Aa2         1,461,589

      500,000   Colorado HFA, Single
                Family Program Senior
                Bonds
                (Series 1999 A-3), 4.25%,

                10/1/2005                           Aa2           500,940

    2,000,000   Denver, CO City & County
                Airport Authority, Airport
                System Revenue Bonds
                (Series 1996C), 5.05%,

                11/15/2000                     BBB/Baa1         2,029,900
    1,090,000   Denver, CO Health &
                Hospital Authority,
                Revenue Bonds,

                5.00%, 12/1/2002               BBB/Baa2         1,113,958
                TOTAL                                           6,640,092


PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1           VALUE
                LONG-TERM MUNICIPALS-
                continued 2
                DISTRICT OF COLUMBIA-1.7%

 $  2,335,000   District of Columbia
                Housing Finance Agency,
                SFM Revenue Bonds (Series
                1998A), 6.25% (GNMA
                Collateralized Home
                Mortgage Program COL),
                12/1/2028                          AAA     $    2,486,285
                FLORIDA-1.2%
    1,695,000   Pinellas County, FL HFA, SFM Revenue Bonds, Series C, 6.45%
                (GNMA COL),

                3/1/2029                            Aaa         1,763,224

                HAWAII-1.0%

    1,485,000   Hawaii State Department of
                Budget & Finance, Special
                Purpose Revenue Bonds,
                4.65% (G.N. Wilcox
                Memorial Hospital),

                7/1/2003                          BBB+          1,493,286
                IDAHO-7.6%

    7,500,000   Boise, ID Industrial
                Development Corp., Multi-
                Mode Variable Rate
                Industrial Development
                Revenue Bonds (Series
                1998) Weekly VRDNs
                (Multiquip Inc.
                Project)/(Bank of Tokyo-
                Mitsubishi Ltd. LOC)                A-          7,500,000
      390,000   Idaho Health Facilities
                Authority, Hospital Revenue Bonds (Series 1998), 4.50% (Idaho
                Elks Rehabilitation Hospital)/ (Original Issue Yield:

                4.55%), 7/15/2002                  BBB            393,245

      225,000   Idaho Health Facilities
                Authority, Hospital
                Revenue Bonds
                (Series 1998), 4.70%
                (Idaho Elks Rehabilitation

                Hospital)/
                (Original Issue Yield:

                4.75%), 7/15/2004                  BBB            226,948

      750,000   Idaho Health Facilities
                Authority, Improvement &
                Refunding Revenue Bonds,
                4.30% (Bannock Regional
                Medical Center)/(Original
                Issue Yield: 4.40%),

                5/1/2002                      BBB+/Baa1           753,540

    2,000,000   Idaho Housing Agency, SFM
                Bonds, Series B-2, 4.65%,

                7/1/2028                            Aaa         2,002,740
                TOTAL                                          10,876,473

                ILLINOIS-7.4%

    1,730,000   Broadview, IL, Tax
                Increment Financing
                Revenue Bonds, 4.60%,

                7/1/2004                             NR         1,723,339

    1,010,000   Chicago, IL Single Family
                Mortgage, Collateralized
                SFM Revenue Bonds (Series
                1997B), 5.10% (GNMA
                Collateralized Home
                Mortgage Program COL),

                9/1/2007                            Aaa         1,046,340
    1,655,000   Chicago, IL Single Family
                Mortgage, Collateralized
                SFM Revenue Bonds, Series
                A-1, 4.85% (GNMA COL),

                3/1/2015                            Aaa         1,687,405
      750,000   Chicago, IL, Gas Supply
                Revenue Bonds, 7.50%
                (Peoples Gas Light & Coke

                Co.), 3/1/2015                  AA-/Aa3           783,412
      845,000   Illinois Development
                Finance Authority, (Series
                1995) Revenue Bonds, 5.80%
                (Catholic Charities
                Housing Development

                Corp.), 1/1/2007                     NR           863,083
      595,000   Illinois Development
                Finance Authority,
                Mortgage Revenue Refunding
                Bonds, Series 1997A, 5.20%

                (MBIA INS), 7/1/2008            AAA/Aaa           621,704


PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1           VALUE
                LONG-TERM MUNICIPALS-

                continued 2

                ILLINOIS-CONTINUED

 $  2,000,000   Illinois Development
                Finance Authority, Solid
                Waste Disposal Revenue
                Bonds, 7.125% (WMX
                Technology Management,
                Inc.), 1/1/2001                   BBB+     $    2,082,000
      505,000   Illinois Health Facilities
                Authority, Refunding
                Revenue Bonds (Series
                1996B), 5.00% (Sarah Bush
                Lincoln Health Center),

                2/15/2000                           A-            510,429

      615,000   Illinois Health Facilities
                Authority, Refunding
                Revenue Bonds (Series
                1996B), 5.00% (Sarah Bush
                Lincoln Health
                Center)/(Original Issue

                Yield: 5.10%), 2/15/2001            A-            625,209
      670,000   Illinois Health Facilities
                Authority, Refunding
                Revenue Bonds (Series
                1996B), 5.125% (Sarah Bush
                Lincoln Health
                Center)/(Original Issue

                Yield: 5.25%), 2/15/2002            A-            685,959
                TOTAL                                          10,628,880

                INDIANA-10.1%

      630,000   Indiana Health Facility
                Financing Authority,
                Hospital Refunding &
                Revenue Bonds (Series
                1996), 5.625% (Hancock
                Memorial Hospital and
                Health Services),
                8/15/2000                         BBB+            641,964

      685,000   Indiana Health Facility
                Financing Authority,
                Hospital Refunding &
                Revenue Bonds (Series
                1996), 5.625% (Hancock
                Memorial Hospital and
                Health Services),
                8/15/2001                         BBB+            704,591

      725,000   Indiana Health Facility
                Financing Authority,
                Hospital Refunding &
                Revenue Bonds (Series
                1996), 5.625% (Hancock
                Memorial Hospital and
                Health Services),
                8/15/2002                         BBB+            751,752

    1,590,000   Indiana Health Facility Financing Authority, Hospital Revenue
                Refunding Bonds, 4.50% (Floyd Memorial Hospital, IN)/(Original
                Issue Yield:

                4.53%), 2/15/2005                    A          1,579,236

      935,000   LaPorte County, IN
                Hospital Authority,
                Refunding Revenue Bonds,
                5.80% (LaPorte Hospital,
                Inc., IN)/(Original Issue

                Yield: 5.898%), 3/1/2000           Baa1           948,249
      225,000   Marion County, IN Hospital
                Authority, Hospital
                Facility Revenue Refunding
                Bonds, 6.50% (Methodist
                Hospital of
                Indiana)/(Original Issue

                Yield: 7.374%), 9/1/2008           AAA            231,851
    1,000,000   Portage, IN, Revenue Bonds
                (Series 1998B) Weekly
                VRDNs (American Iron Oxide
                Co. Project)/(Bank of

                Tokyo-Mitsubishi Ltd. LOC)          NR          1,000,000
    8,600,000   Spencer County, IN, PCR
                Revenue Bonds Weekly VRDNs
                (American Iron Oxide Co.
                Project)/(Bank of Tokyo-

                Mitsubishi Ltd. LOC)                A1          8,600,000
                TOTAL                                          14,457,643


PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1           VALUE
                LONG-TERM MUNICIPALS-

                continued 2

                KANSAS-1.8%

 $    335,000   Newton, KS, Hospital
                Revenue Refunding Bonds,
                Series 1998, 4.65% (Newton
                Healthcare
                Corp.)/(Original Issue
                Yield: 4.70%), 11/15/2001         BBB-     $      338,873
      370,000   Newton, KS, Hospital
                Revenue Refunding Bonds,
                Series 1998, 4.80% (Newton
                Healthcare
                Corp.)/(Original Issue

                Yield: 4.90%), 11/15/2003         BBB-            374,677
      875,000   Sedgwick & Shawnee
                Counties, KS, SFM Revenue
                Bonds (Series 1997A-1),
                5.10% (GNMA Collateralized
                Home Mortgage Program

                COL), 12/1/2014                     Aaa           893,944
    1,000,000   Sedgwick & Shawnee
                Counties, KS, SFM Revenue
                Bonds, Mortgage-Backed
                Securities Program, Series
                1998 A-1, 5.00% (GNMA
                Collateralized Home
                Mortgage Program COL),

                6/1/2013                            Aaa         1,001,790
                TOTAL                                           2,609,284

                LOUISIANA-2.8%

    2,500,000   Louisiana Agricultural
                Finance Authority, Revenue
                Bonds (Series 1999B),
                4.625% (Louisiana Pacific
                Corporation Project)/
                (Hibernia National Bank

                LOC), 5/1/2004                   BBB/A3         2,483,075

    1,500,000   Louisiana State Offshore
                Term Authority, Deepwater
                Port Refunding Revenue
                Bonds (First Stage Series
                1992B), 6.00% (Loop,

                Inc.), 9/1/2001                    A/A3         1,564,785
                TOTAL                                           4,047,860

                MASSACHUSETTS-6.6%

    4,000,000   Commonwealth of
                Massachusetts, LT GO

                Bonds, 5.00%, 2/1/2005          AA-/Aa3         4,165,000
      500,000   Greater New Bedford
                Regional Refuse Management
                District, MA, UT GO Bonds,
                5.10% (Original Issue

                Yield: 5.20%), 5/1/2000            Baa3           505,305
    2,000,000   Massachusetts HEFA,
                Revenue Bonds (Series
                1999A), 5.25% (Caritas
                Christi Obligated Group),

                7/1/2004                       BBB/Baa2         2,046,840
      667,890   Massachusetts IFA, 8.50%,

                11/1/2012                            NR           659,541
    1,000,000   Massachusetts IFA,
                Resource Recovery Revenue
                Refunding Bonds, Series
                1998A, 4.60% (Ogden

                Haverhill), 12/1/2002              BBB          1,000,570
    1,000,000   Massachusetts IFA,
                Resource Recovery Revenue
                Refunding Bonds, Series
                1998A, 4.70% (Ogden

                Haverhill), 12/1/2003              BBB          1,000,000
                TOTAL                                           9,377,256

                MINNESOTA-1.1%

    1,500,000   Maplewood, MN, Health Care
                Facility Revenue Bonds
                (Series 1996), 5.95%
                (Healtheast, MN),

                11/15/2006                         BBB          1,508,700
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1           VALUE
                LONG-TERM MUNICIPALS-

                continued 2

                MISSOURI-4.0%

 $  1,000,000   Kansas City, MO IDA, PCR
                Bonds, 6.05% (General

                Motors Corp.), 4/1/2006              A     $    1,011,240
    3,000,000   Missouri State Housing
                Development Commission,
                Single Family Mortgage
                Revenue Bonds (Series
                1998D-2), 6.50% (GNMA
                Collateralized Home
                Mortgage Program COL),

                9/1/2029                           AAA          3,301,650
      450,000   West Plains, MO IDA,
                Hospital Revenue Bonds,
                4.70% (Ozarks Medical
                Center)/(Original Issue

                Yield: 4.80%), 11/15/2002         BBB-            454,590
      440,000   West Plains, MO IDA,
                Hospital Revenue Bonds,
                4.85% (Ozarks Medical
                Center)/(Original Issue

                Yield: 4.95%), 11/15/2003         BBB-            445,552
      425,000   West Plains, MO IDA,
                Hospital Revenue Bonds,
                5.05% (Ozarks Medical
                Center)/(Original Issue

                Yield: 5.125%), 11/15/2005        BBB-            433,203
                TOTAL                                           5,646,235

                NEBRASKA-2.7%

    3,000,000   American Public Energy
                Agency, NE, Gas Supply
                Revenue Bonds (Series
                1999A), 4.00% (Nebraska
                Public Gas Agency),

                6/1/2000                        AAA/Aaa         3,018,810
      896,229 3 Energy America, NE, Gas
                Supply Revenue Bonds
                (Series 1998B), 5.10%
                (Nebraska Public Gas

                Agency), 10/15/2005                  NR           901,561
                TOTAL                                           3,920,371

                NEW HAMPSHIRE-1.4%

    2,000,000   New Hampshire Business
                Finance Authority, PCR
                Refunding Bonds, 4.55%
                TOBs (United Illuminating
                Co.), Mandatory

                Tender 2/1/2004               BBB-/Baa3         1,997,880
                NEW JERSEY-0.7%

    1,000,000   New Jersey Health Care
                Facilities Financing
                Authority, Revenue Bonds,
                5.00% (Capital Health
                System Group)/(American
                Capital Access INS),

                7/1/2005                             A          1,025,000
                NEW MEXICO-1.3%

    1,750,000   New Mexico Mortgage
                Finance Authority, Single
                Family Mortgage Program
                Bonds (Series 1998C),
                6.00% (GNMA Collateralized
                Home Mortgage Program

                COL), 7/1/2029                     AAA          1,867,093
                NEW YORK-9.4%

      450,000   New York City, NY, GO UT
                Refunding Bonds (Series

                B), 5.30%, 8/15/2000                A-            460,346

    1,550,000   New York City, NY, GO UT
                Refunding Bonds (Series

                B), 5.30%, 8/15/2000                A-          1,585,108

    1,800,000   New York City, NY, UT GO Bonds (Series B), 7.50% (Original Issue
                Yield:

                7.60%), 2/1/2001                    A-          1,906,164
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1           VALUE
                LONG-TERM MUNICIPALS-

                continued 2

                NEW YORK-CONTINUED

 $  1,000,000   New York State Dormitory
                Authority, Mental Health
                Services Facilities
                Improvement Revenue Bonds
                (Series A), 5.00%
                (Original Issue Yield:
                5.05%), 2/15/2002                   A-     $    1,024,510
    1,000,000   New York State Mortgage
                Agency, Homeowner Mortgage
                Revenue Bonds, Series 71,

                4.75%, 10/1/2021                    Aa2         1,004,760

    2,000,000   New York State Urban
                Development Corp.,
                Community Enhancement
                Facilities Revenue Bonds,

                4.50%, 4/1/2003                   BBB+          2,014,280
    1,065,000   Niagara Falls, NY CSD,
                Certificates of
                Participation (Series

                1998), 5.50%, 6/15/2001           BBB-          1,093,585
    1,185,000   Niagara Falls, NY CSD,
                Certificates of
                Participation (Series

                1998), 5.625%, 6/15/2003          BBB-          1,235,754
    1,000,000   St. Lawrence County, NY
                IDA, Civic Facility
                Revenue Bonds
                (Series 1990) Weekly VRDNs
                (Clarkson
                University)/(Sumitomo Bank

                Ltd., Osaka LOC)                     A3         1,000,000
    2,000,000   Triborough Bridge & Tunnel
                Authority, NY, General
                Purpose Revenue Bonds
                (Series 1993B), 5.75%,

                1/1/2005                         A+/Aa3         2,153,380
                TOTAL                                          13,477,887

                NORTH CAROLINA-2.7%

    1,000,000   North Carolina Eastern Municipal Power Agency, Refunding Revenue
                Bonds (Series B), 5.375% (Original Issue Yield:

                5.50%), 1/1/2001                   BBB          1,014,330

    2,780,000   North Carolina HFA, Single
                Family Mortgage Revenue
                Bonds (Series 1997TT),

                4.90%, 9/1/2024                  AA/Aa2         2,807,494
                TOTAL                                           3,821,824

                NORTH DAKOTA-2.6%
    2,710,000   North Dakota State HFA,

                Housing Finance Program
                Bonds (Series 1997C),

                4.70%, 1/1/2022                     Aa3         2,723,875
      990,000   North Dakota State HFA,
                Housing Finance Program
                Bonds (Series 1998A),

                4.60%, 1/1/2023                     Aa3           992,267
                TOTAL                                           3,716,142

                OHIO-5.5%

      500,000   Franklin County, OH Health
                Care Facilities, Revenue
                Refunding Bonds, 4.60%
                (Ohio Presbyterian
                Retirement
                Services)/(Original Issue

                Yield: 4.70%), 7/1/2001              NR           503,895
      315,000   Franklin County, OH Health
                Care Facilities, Revenue
                Refunding Bonds, 4.80%
                (Ohio Presbyterian
                Retirement
                Services)/(Original Issue

                Yield: 4.90%), 7/1/2003              NR           318,742
      460,000   Franklin County, OH Health
                Care Facilities, Revenue
                Refunding Bonds, 5.00%
                (Ohio Presbyterian
                Retirement Services),

                7/1/2004                             NR           468,748
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1           VALUE
                LONG-TERM MUNICIPALS-

                continued 2

                OHIO-CONTINUED

 $  3,000,000   Hamilton County, OH, Local
                Cooling Facilities Revenue
                Bonds (Series 1998), 4.90%
                TOBs (Trigen-Cinergy
                Solutions of Cincinnati
                LLC)/(Cinergy Corp. GTD),
                Mandatory Tender 6/1/2004     BBB+/Baa2    $    3,000,000
    1,550,000   Marion County, OH Hospital
                Authority, Hospital
                Refunding & Improvement
                Revenue Bonds (Series
                1996), 5.50% (Community
                Hospital of Springfield),

                5/15/2000                         BBB+          1,572,661
      995,000   Ohio Enterprise Bond Fund,
                (Series 1995-3) State
                Economic Development
                Revenue Bonds, 5.60%
                (Smith Steelite),

                12/1/2003                           A-          1,046,451

    1,000,000   Ohio HFA, Residential
                Mortgage Revenue Bonds
                (Series 1998A-1), 4.90%
                (GNMA Collateralized Home
                Mortgage Program COL),

                9/1/2025                           AAA          1,008,670
                TOTAL                                           7,919,167

                PENNSYLVANIA-5.4%

      615,000   Clarion County, PA
                Hospital Authority,
                Revenue Refunding Bonds,
                Series 1997, 4.75%
                (Clarion County
                Hospital)/(Original Issue

                Yield: 4.85%), 7/1/2001           BBB-            619,170
      850,000   Clarion County, PA
                Hospital Authority,
                Revenue Refunding Bonds,
                Series 1997, 5.00%
                (Clarion County Hospital),

                7/1/2002                           BBB-           862,002

      830,000   Grove City Area Hospital
                Authority, Hospital
                Revenue Bonds,
                Series 1998, 4.50% (United
                Community
                Hospital)/(Original Issue

                Yield: 4.60%), 7/1/2003            BBB            827,576
      735,000   Hazleton, PA Health
                Services Authority,
                Hospital Revenue Bonds
                (Series 1996), 5.40%
                (Hazleton-St. Joseph

                Medical Center), 7/1/2001         BBB+            750,905
      195,000   Jeannette Health Services
                Authority, PA, Hospital
                Revenue Bonds (Series A of
                1996), 4.85% (Jeannette
                District Memorial
                Hospital)/(Original Issue

                Yield: 4.95%), 11/1/2000          BBB+            197,235
      155,000   Jeannette Health Services
                Authority, PA, Hospital
                Revenue Bonds (Series A of
                1996), 5.05% (Jeannette
                District Memorial
                Hospital)/(Original Issue

                Yield: 5.15%), 11/1/2001          BBB+            157,816
      220,000   Jeannette Health Services
                Authority, PA, Hospital
                Revenue Bonds (Series A of
                1996), 5.15% (Jeannette
                District Memorial
                Hospital)/(Original Issue

                Yield: 5.30%), 11/1/2002          BBB+            225,038
    1,200,000   Pennsylvania EDFA,
                Resource Recovery
                Refunding Revenue Bonds
                (Series B), 6.75%
                (Northampton Generating),

                1/1/2007                          BBB-          1,296,624

      595,000   Philadelphia, PA Hospitals
                & Higher Education
                Facilities Authority,
                Hospital Revenue Bonds
                (Series 1997), 5.00%
                (Jeanes Hospital, PA),

                7/1/2000                          BBB+            600,361

      620,000   Philadelphia, PA Hospitals
                & Higher Education
                Facilities Authority,
                Hospital Revenue Bonds
                (Series 1997), 5.20%
                (Jeanes Hospital, PA),

                7/1/2001                          BBB+            629,722
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1           VALUE
                LONG-TERM MUNICIPALS-

                continued 2

                PENNSYLVANIA-CONTINUED
 $    435,000   Philadelphia, PA IDA,

                Revenue Bonds, 4.55%
                (Franklin Institute),

                6/15/2003                          Baa2    $      435,979
    1,080,000   Scranton-Lackawanna, PA
                Health & Welfare
                Authority, Revenue Bonds
                (Series A), 6.35% (Allied
                Services Rehabilitation

                Hospitals, PA), 7/15/1999            NR         1,082,160
                TOTAL                                           7,684,588

                RHODE ISLAND-2.9%

    3,885,000   Rhode Island State Student Loan Authority, Student Loan Revenue
                Refunding Bond, Series B, 6.75% (Original Issue Yield:

                6.80%), 12/1/2001                     A         4,072,490
                SOUTH DAKOTA-2.2%

    3,000,000   South Dakota Student Loan
                Finance Corp., (Series A)
                Student Loan Revenue

                Bonds, 5.85%, 8/1/2000              A+          3,078,300

                TENNESSEE-1.9%

      585,000   Montgomery County, TN HEFA
                Board, Hospital Revenue
                Refunding Bonds, 4.50%
                (Clarksville Regional
                Hospital)/(Original Issue

                Yield: 4.60%), 1/1/2003            BBB            588,779
      915,000   Montgomery County, TN HEFA
                Board, Hospital Revenue
                Refunding Bonds, 4.55%
                (Clarksville Regional
                Hospital)/(Original Issue

                Yield: 4.65%), 1/1/2004            BBB            917,187
      730,000   Montgomery County, TN HEFA
                Board, Hospital Revenue
                Refunding Bonds, 4.65%
                (Clarksville Regional
                Hospital)/(Original Issue

                Yield: 4.75%), 1/1/2005            BBB            733,687
      400,000   Springfield, TN Health &
                Educational Facilities
                Board, Hospital Revenue
                Bonds, 7.50% (NorthCrest

                Medical Center), 4/1/2000           NR            407,016
                TOTAL                                           2,646,669

                TEXAS-4.9%

    4,000,000   Alliance Airport Authority
                Inc., TX, Special
                Facilities Revenue Bonds,
                7.50% (American
                Airlines)/(Original Issue

                Yield: 8.00%), 12/1/2029      BBB-/Baa1         4,255,760
      500,000   Bell County, TX HFDC,

                Retirement Facility
                Revenue Bonds
                (Series 1998A), 4.40%
                (Buckner Retirement
                Services, Inc. Obligated
                Group Project)/(Original
                Issue Yield: 4.50%),

                11/15/2002                          A-            498,675
    1,270,000   Bell County, TX HFDC,
                Retirement Facility
                Revenue Bonds
                (Series 1998A), 5.00%
                (Buckner Retirement
                Services, Inc. Obligated

                Group Project), 11/15/2004          A-          1,293,660
    1,000,000 3 Greenville, TX Industrial
                Development Corp., Airport
                Revenue Refunding Bonds,
                Series 1996, 5.15%
                (Raytheon/E-Systems,

                Inc.), 8/1/2000                      NR         1,016,220
                TOTAL                                           7,064,315


PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1           VALUE
                LONG-TERM MUNICIPALS-
                continued 2

                UTAH-0.7%

 $  1,000,000   Davis County, Utah Solid
                Waste Management & Energy
                Recovery Special Service
                Dist., Refunding Revenue
                Bonds, 5.30% (Original
                Issue Yield: 5.40%),
                6/15/1999                          BBB+    $    1,000,890
                VIRGINIA-0.2%
      255,000   Prince William County, VA
                IDA, Hospital Revenue
                Bonds, 6.10% (Potomac
                Hospital Corp., VA),

                10/1/1999                            A2           257,341

                TOTAL INVESTMENTS
                (IDENTIFIED COST

                $139,902,424) 4                             $ 140,806,963


1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 At May 31, 1999, 45.4% of the total investments at market value were sub ject to alternative minimum tax.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At May 31, 1999, these securities amounted to $1,917,781 which represents 1.3% of net assets.

4 The cost of investments for federal tax purposes amounts to $139,902,424. The net unrealized appreciation of investments on a federal tax basis amounts to $904,539 which is comprised of $1,062,760 appreciation and $158,221 depreciation at May 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($143,027,437) at May 31, 1999.

The following acronyms are used throughout this portfolio:

COL   -Collateralized
CSD   -Central School District

EDFA -Economic Development Financing Authority GNMA -Government National Mortgage Association GO -General Obligation GTD -Guaranty HAD -Hospital Development Authority HEFA -Health and Education Facilities Authority HFA -Housing Finance Authority HFDC -Health Facility Development Corporation IDA -Industrial Development Authority IFA -Industrial Finance Authority INS -Insured LLC -Limited Liability Corporation LOC -Letter of Credit LT -Limited Tax MBIA -Municipal Bond Investors Assurance PCR -Pollution Control Revenue SFM -Single Family Mortgage TOBs -Tender Option Bonds UT -Unlimited Tax VRDNs -Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 1999 (UNAUDITED)


ASSETS:
Total investments in
securities, at value
(identified and tax cost
$139,902,424)                                 $ 140,806,963
Cash                                                 41,921
Income receivable                                 2,232,119
Receivable for investments
sold                                                140,000
Receivable for shares sold                          410,956
TOTAL ASSETS                                    143,631,959
LIABILITIES:

Payable for shares

redeemed                       $  112,034
Income distribution
payable                           449,047
Accrued expenses                   43,441
TOTAL LIABILITIES                                   604,522
Net assets for 14,597,044
shares outstanding                            $ 143,027,437
NET ASSETS CONSIST OF:

Paid in capital                               $ 145,623,310
Net unrealized
appreciation of
investments                                         904,539
Accumulated net realized
loss on investments                              (3,473,745)
Distributions in excess of
net investment income                               (26,667)
TOTAL NET ASSETS                              $ 143,027,437
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
CLASS A SHARES:
Net Asset Value Per Share
($105,968,482 / 10,814,966
shares outstanding)                                   $9.80
Offering Price Per Share
(100/99.00 of $9.80) 1                                $9.90
Redemption Proceeds Per
Share                                                 $9.80
CLASS F SHARES:
Net Asset Value Per Share
($37,058,955 / 3,782,078
shares outstanding)                                   $9.80
Offering Price Per Share                              $9.80
Redemption Proceeds Per
Share (99.00/100 of $9.80) 2                          $9.70

1 See "What Do Shares Cost?" in the Prospectus.

2 See "Contingent Deferred Sales Charge" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MAY 31, 1999 (UNAUDITED)


INVESTMENT INCOME:
Interest                                                         $  2,899,531
EXPENSES:

Investment advisory fee                         $  241,361
Administrative personnel
and services fee                                    77,288
Custodian fees                                       6,656
Transfer and dividend
disbursing agent fees and
expenses                                            24,983
Directors'/Trustees' fees                            2,564
Auditing fees                                        7,388
Legal fees                                           1,512
Portfolio accounting fees                           35,338
Distribution services fee-
Class A Shares                                     105,761
Distribution services fee-
Class F Shares                                      27,079
Shareholder services fee-
Class A Shares                                     105,761
Shareholder services fee-
Class F Shares                                      45,131
Share registration costs                            19,410
Printing and postage                                11,388
Insurance premiums                                   2,188
Taxes                                                4,166
Miscellaneous                                        2,020
TOTAL EXPENSES                                     719,994
WAIVERS:
Waiver of investment
advisory fee                   $  (194,901)
Waiver of distribution
services fee-Class F
Shares                             (27,079)
TOTAL WAIVERS                                     (221,980)
Net expenses                                                          498,014
Net investment income                                               2,401,517
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS:
Net realized loss on
investments                                                        (1,164,338)
Net change in unrealized
appreciation of
investments                                                           413,054
Net realized and
unrealized gain (loss) on
investments                                                          (751,284)
Change in net assets
resulting from operations                                        $  1,650,233


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


                                       SIX MONTHS

                                            ENDED
                                       (unaudited)        YEAR ENDED

                                           MAY 31,       NOVEMBER 30,
                                             1999               1998

INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income            $     2,401,517       $   3,803,820
Net realized gain (loss) on
investments ($(1,164,338)
and $51,808, respectively,
as computed for federal tax
purposes)                             (1,164,338)             51,809
Net change in unrealized
appreciation                             413,054             647,232
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS              1,650,233           4,502,861
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net
investment income

Class A Shares                        (1,652,610)        (2,717,180)
Class F Shares                          (748,907)        (1,033,307)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                      (2,401,517)         (3,750,487)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                                82,427,152          74,092,164
Net asset value of shares
issued to shareholders in
payment of
distributions declared                 1,614,260           2,938,599
Cost of shares redeemed              (41,400,581)        (49,864,970)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                          42,640,831          27,165,793
Change in net assets                  41,889,547          27,918,167
NET ASSETS:

Beginning of period                  101,137,890          73,219,723
End of period                    $   143,027,437       $ 101,137,890

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                               SIX MONTHS

                               (unaudited)

                                    ENDED

                                   MAY 31,                     YEAR ENDED NOVEMBER 30,
                                     1999          1998        1997        1996         1995        1994
NET ASSET VALUE,
BEGINNING OF PERIOD               $  9.86       $  9.78     $  9.76     $  9.85      $  9.49      $10.02
INCOME FROM
INVESTMENT OPERATIONS:

Net investment income                0.19          0.40        0.41        0.40         0.46        0.43
Net realized and
unrealized gain (loss) on
investment                          (0.06)         0.08        0.02       (0.08)        0.36       (0.53)
TOTAL FROM

INVESTMENT OPERATIONS               (0.13)         0.48        0.43        0.32         0.82       (0.10)
LESS DISTRIBUTIONS:
Distributions from net
investment income                   (0.19)        (0.40)      (0.41)      (0.40)       (0.46)      (0.43)
Distributions in excess of
net investment income 1                 -          -             -        (0.01)           -          -
TOTAL DISTRIBUTIONS                 (0.19)        (0.40)      (0.41)      (0.41)       (0.46)      (0.43)
NET ASSET VALUE, END OF

PERIOD                            $  9.80       $  9.86     $  9.78     $  9.76      $  9.85     $  9.49
TOTAL RETURN 2                       1.36%         4.95%       4.45%       3.34%        8.67%      (0.95% )

RATIOS TO AVERAGE NET

ASSETS:

Expenses 3                           1.22%  4      1.40%       1.38%       1.35%        1.71%       1.57%
Net investment income 3              3.59%  4      3.58%       3.69%       3.60%        3.69%       3.39%
Expenses (after waivers)             0.90%  4      0.90%       0.90%       0.81%        0.68%       0.63%
Net investment income
(after waivers)                      3.91% 4       4.08%       4.17%       4.14%        4.72%       4.33%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                    $105,968       $72,174     $52,921     $73,570      $65,179     $32,644
Portfolio turnover                      5%           25%         33%         49%          47%        135%


1 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These dis tributions did not represent a return of capital for federal income tax purposes.

2 Based on net asset value, which does not reflect the sales charge or con tingent deferred sales charge, if applicable.

3 During the period certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class F Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                               SIX MONTHS

                               (unaudited)

                                    ENDED

                                   MAY 31,                       YEAR ENDED NOVEMBER 30,
                                     1999          1998        1997         1996        1995        1994
NET ASSET VALUE,
BEGINNING OF PERIOD               $  9.86       $  9.78     $  9.76      $  9.85     $  9.49      $10.02
INCOME FROM
INVESTMENT OPERATIONS:

Net investment income                0.21          0.42        0.43         0.43        0.47        0.45
Net realized and
unrealized gain (loss) on
investment                          (0.06)         0.08        0.02        (0.08)       0.36       (0.53)
TOTAL FROM

INVESTMENT OPERATIONS                0.15          0.50        0.45         0.35        0.83       (0.08)
LESS DISTRIBUTIONS:
Distributions from net
investment income                   (0.21)        (0.42)      (0.43)       (0.43)      (0.47)      (0.45)
Distributions in excess of
net investment income 1                 -            -           -         (0.01)         -           -
TOTAL DISTRIBUTIONS FROM

NET INVESTMENT INCOME               (0.21)        (0.42)      (0.43)       (0.44)      (0.47)      (0.45)
NET ASSET VALUE, END OF
PERIOD                            $  9.80       $  9.86     $  9.78      $  9.76     $  9.85     $  9.49
TOTAL RETURN 2                       1.49%         5.21%       4.71%        3.60%       8.86%      (0.75%)

RATIOS TO AVERAGE NET

ASSETS:

Expenses 3                           1.12% 4      1.30%       1.28%        1.25%       1.61%       1.38%
Net investment income 3              3.68% 4      3.63%       3.79%        3.71%       3.79%       3.63%
Expenses (after waivers)             0.65% 4      0.65%       0.65%        0.56%       0.49%       0.44%
Net investment income
(after waivers)                      4.15% 4      4.28%       4.42%        4.40%       4.91%       4.57%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                     $37,059       $28,964     $20,298      $26,300     $26,442     $12,804
Portfolio turnover                      5%           25%         33%          49%         47%        135%


1 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions did not represent a return of capital for federal income tax purposes.

2 Based on net asset value, which does not reflect the sales charge or con tingent deferred sales charge, if applicable.

3 During the period certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 1999 (UNAUDITED)

ORGANIZATION

Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end manage ment investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Limited Term Municipal Fund (the "Fund"), a diversified portfolio. The financial state ments of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the port folio in which shares are held. The Fund offers two classes of shares: Class A Shares and Class F Shares. The investment objective of the fund is to pro vide a high level of current income which is exempt from federal regular income tax (federal regular income tax does not include the federal alterna tive minimum tax) consistent with the preservation of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems rel evant. Short-term securities are valued at the prices provided by an indepen dent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amor tized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

At November 30, 1998, the Fund, for federal tax purposes, had a capital loss carryforward of $2,309,407, which will reduce the Fund's taxable income aris ing from future net realized gain on investments, if any, to the extent per mitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryfor ward will expire as follows:

EXPIRATION YEAR   EXPIRATION AMOUNT
2002                     $1,870,398
2003                        439,009

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make pay ment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registra tion under federal securities laws or in transactions exempt from such regis tration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the sec ondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At May 31, 1999, par value shares ($0.001 per share) authorized were as fol lows:

                   SHARES OF
                   PAR VALUE
                   CAPITAL STOCK

SHARE CLASS NAME   AUTHORIZED
Class A Shares     1,000,000,000
Class F Shares     1,000,000,000
TOTAL              2,000,000,000

Transactions in shares were as follows:


                                      SIX MONTHS ENDED                     YEAR ENDED
                                       MAY 31, 1999                    NOVEMBER 30, 1998

CLASS A SHARES:                  SHARES             AMOUNT          SHARES           AMOUNT
Shares sold                    6,492,191       $  63,836,647      6,369,593     $  62,557,215
Shares issued to
shareholders in payment of
distributions declared           113,473           1,116,624        217,217         2,136,622
Shares redeemed               (3,112,997)        (30,624,312)    (4,673,113)      (46,010,794)
NET CHANGE RESULTING FROM
CLASS A

SHARE TRANSACTIONS             3,492,667       $  34,328,959      1,913,697     $  18,683,043


                                      SIX MONTHS ENDED                     YEAR ENDED
                                       MAY 31, 1999                    NOVEMBER 30, 1998

CLASS F SHARES:                  SHARES             AMOUNT          SHARES           AMOUNT
Shares sold                    1,887,369       $  18,590,505      1,174,688     $  11,534,949
Shares issued to
shareholders in payment of
distributions declared            50,575             497,636         81,531           801,977
Shares redeemed               (1,094,486)        (10,776,269)      (392,161)       (3,854,176)
NET CHANGE RESULTING FROM

CLASS F SHARE TRANSACTION        843,458          $8,311,872        864,058     $   8,482,750
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS             4,336,125      $   42,640,831      2,777,755     $  27,165,793

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Adminis trative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Feder ated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Cor poration's Class A and Class F Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                   PERCENTAGE OF
                   AVERAGE DAILY
                   NET ASSETS

SHARE CLASS NAME   OF CLASS
Class A Shares     0.25%
Class F Shares     0.15%

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Share holder Services Company ("FSSC"), the Funds will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disburs ing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended May 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursu ant to Rule 17a-7 under the Act amounting to $76,700,000 and $56,900,000, respectively.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities for the period ended May 31,1999, were as follows:

Purchases    $28,059,203
Sales        $ 5,292,154

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking mea sures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Directors

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS
WILLIAM J. COPELAND
LAWRENCE D. ELLIS, M.D.
RICHARD B. FISHER
EDWARD L. FLAHERTY, JR., ESQ.

PETER E. MADDEN
CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.
WESLEY W. POSVAR

MARJORIE P. SMUTS

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other gov ernment agency. Investment in mutual funds involves investment risk, includ ing the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts con cerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated

World-Class Investment Manager

SEMI-ANNUAL REPORT

AS OF MAY 31, 1999

Federated Limited Term Municipal Fund

Established 1993

6TH SEMI-ANNUAL REPORT

[Graphic]
Federated

Federated Limited Term Municipal Fund
Federated Investors Funds
5800 Corporate Drive

Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Cusip 338319403
Cusip 338319502
G00278-01 (7/99)

[Graphic]

[Graphic]

Richard B. Fisher
President

Federated Strategic Income Fund

President's Message

Dear Shareholder:

Federated Strategic Income Fund was created in 1994, and I am pleased to present its fifth Semi-Annual Report. This bond fund pursues generous monthly income from three distinct bond markets-domestic high-yield bonds, U.S. corporate bonds, and international corporate and government bonds. 1 The fund's assets continued to grow and now exceed $1 billion. Fund managers have these assets invested in over 300 issues in 44 countries around the world. The average quality of these bond issues is "BBB" and they have an average effective duration of 5.00 years.

This report covers the first half of the fund's fiscal year which is the six-month reporting period from December 1, 1998 through May 31, 1999. It begins with an interview with the fund's portfolio manager, Joseph M. Balestrino, Senior Vice President of Federated Investment Management Company. Following his discussion which presents his thoughts on these three distinctive bond markets, the fund's weightings in various markets, and his outlook for income opportunities for shareholders, are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's bond selections, and third is the publication of the fund's financial statements.

This multi-market bond fund presents a strategic combination of bonds selected by an investment management team consisting of experts in three key market sectors. These bond sectors historically have little correlation to one another. The fund's holdings were diversified across more than 300 issues around the world, including the U.S. markets.

On a total return basis, the bond markets remained flat during the reporting period, with negative returns in the high quality sectors canceling out gains in the high-yield and emerging market sectors. The domestic bond prices have been affected by fears of an interest rate increase by the Federal Reserve Board (the "Fed"), and so declined in price as the result of the rate increase. The rest of the world had been influenced by improving news in Asia, Japan, and South America. Bond investors continued to receive generous income from coupons, but not much else. In this environment, the fund's net asset value decreased slightly. However, the fund produced a very healthy level of income as shown by share class.

1 Lower rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield potential. Foreign investing involves spe cial risks including currency risk, increased volatility of foreign secu rities, and differences in auditing and other financial standards.

Individual share class total return performance for the six-month report ing period, including income distributions, follows. 2


                                   INCOME

                 TOTAL RETURN   DISTRIBUTIONS     NET ASSET VALUE CHANGE
Class A Shares      0.79%          $0.41           $9.79 to $9.46 = (3%)
Class B Shares      0.31%          $0.37           $9.79 to $9.45 = (3%)
Class C Shares      0.31%          $0.37           $9.79 to $9.45 = (3%)
Class F Shares      0.69%          $0.41           $9.79 to $9.45 = (3%)


Thank you for your support of this diversified approach to income generation. I recommend that you add to your account on a regular basis to take advantage of price fluctuations and to use the dollar-cost averaging method of invest ing. By investing the same amount on a regular basis, you buy more fund shares when prices are low-and fewer when prices are high. Adding to your account on a regular basis and reinvesting your monthly dividends in addi tional shares is a convenient way to "pay yourself first" and enjoy the ben efit of monthly compounding. 3

I would also like to again point out that the domestic bond market's perfor mance has been surpassed by bond market returns in many other nations. Now, indeed, is an excellent time to consider a commitment to increasing the per centage of your international bond holdings. In fact, throughout the world, there have been over 150 rate reductions, which has had an opposite effect on their economies and bond prices. Federated Strategic Income Fund, with 34.52% of assets invested in bond issues outside the U.S., is an excellent way to increase your international exposure.

As always, we welcome your comments and suggestions.

Sincerely,

[Graphic]

Richard B. Fisher
President
July 15, 1999

2 Performance quoted is based on net asset value, represents past perfor mance, and is not indicative of future results. Investment return and prin cipal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B, C, and F Shares were (3.73%), (5.00%), (0.65%), and (1.29%), respectively.

3 Systematic investing does not ensure a profit or protect against loss in declining markets. Because dollar-cost-averaging involves continuous investment regardless of fluctuating price levels, investors should con sider their financial ability to continue purchases during periods of low price levels.

[Graphic]

Joseph M. Balestrino
Senior Vice President

Federated Investment Management Company

Investment Review

[Shareholders' Note: This fund is co-managed by a team of portfolio managers, in addition to lead manager Joseph M. Balestrino, who are experts in key bond market sectors: U.S. government-Kathy Foody-Malus, Vice President, Federated Investment Management Company; high-yield corporate bonds-Mark E. Durbiano, Senior Vice President, Federated Investment Management Company; and interna tional bonds-Robert Kowit, Vice President, Federated Global Investment Man agement Corp.]

THE FIRST HALF OF THE FUND'S FISCAL YEAR SAW A REVERSAL OF THE "FLIGHT TO QUALITY" AND IMPROVED PERFORMANCE BY HIGHER YIELDING AREAS OF THE BOND MAR KET. WHAT IS THE FUND MANAGEMENT'S REVIEW OF THE SIX-MONTH REPORTING PERIOD?

The bond market completely reversed course over the six-month reporting period ended May 31, 1999. The global financial crises from July to October 1998 had indeed created a massive "flight to quality" as investors sought the safety of U.S. Treasury securities, in an attempt to lessen the impact of falling stock markets around the world. As a result, domestic interest rates fell to the lowest levels seen in many years.

However, over the past six months, there was much improvement in global eco nomic conditions and associated stock market levels, certainly in part due to over 100 instances of central banks reducing interest rates and increasing global liquidity. In this more recent environment, domestic interest rates rose and the higher yielding bond sectors (emerging market bonds, corporate bonds and mortgage-backed securities) outperformed pure U.S. Treasuries. In total, performance in most high quality bond sectors was slightly positive as a portion of the earned income was offset by price declines due to higher interest rates. The high-yield sector generated significantly positive returns.

In the international debt arena, emerging market debt was the star performer with Brazil-which was the cause of market turmoil in January 1999 when it devalued-being responsible for most of the rally. The new head of the Brazil ian Central Bank, Arminio Ivaga, did a magnificent job of convincing inves tors at an international annual conference that Brazil would take all necessary steps to solve its economic and financial problems. The presenta tion, along with the rising oil prices, gave investors more confidence in the resource-oriented emerging markets' economies.

The fund's total return reflected a positive environment in both the high-yield and emerging markets that was somewhat offset by the negative total returns in many high quality bond sectors.

HOW DID FEDERATED STRATEGIC INCOME FUND PERFORM IN TERMS OF TOTAL RETURN?

The fund's returns were flat, reflecting the general bond market environment. Class A Shares posted a total return for the six-month reporting period ended May 31, 1999 of 0.79%, based on net asset value. 1 Income generated by the fund contributed to this total return. The fund's Class B, C, and F Shares achieved total returns of 0.31%, 0.31%, and 0.69%, respectively, based on net asset value.1 These returns were competitive with the 0.60% return of the Lipper Multi-Sector Income Funds Average.2

OF COURSE, INCOME IS A PRIMARY CONSIDERATION FOR SHAREHOLDERS. WHAT WAS THE TOTAL INCOME PAID PER SHARE DURING THE SIX-MONTH REPORTING PERIOD?

The fund's monthly income dividends totaled $0.41 per share for Class A Shares, $0.37 per share for Class B Shares, $0.37 per share for Class C Shares, and $0.41 per share for Class F Shares.

HOW WERE THE FUND'S ASSETS ALLOCATED AMONG DOMESTIC HIGH QUALITY, DOMESTIC HIGH-YIELD AND INTERNATIONAL BONDS AS OF MAY 31, 1999?

The fund's sector allocation was as follows:

[Graphic representation omitted; see Appendix F.]

1 Performance quoted is based on net asset value, represents past perfor mance, and is not indicative of future results. Investment return and prin cipal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B, C, and F Shares were (3.73%), (5.00%), (0.65%) and (1.29%), respectively.

2 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as fall ing into the category indicated. Lipper returns do not take sales charges into account.

AS WE REACH THE MIDPOINT OF THE YEAR, WHAT IS MANAGEMENT'S OUTLOOK FOR THE FUND'S THREE SECTORS?

Without question, economic activity, not only in the U.S. but across the globe, has surpassed most market expectations thus far in calendar year 1999. Fund management made the decision back in the fourth quarter of 1998 to move a considerable amount of assets back into the higher yielding sectors, which had suffered the most in the global crises during the summer of 1998. In a strong economic environment, the higher income sectors (high-yield corporate bonds and the international emerging debt markets) should continue to benefit from generally improved business conditions. As a result, the fund should be expected to maintain its relative overweighted positions in these higher income sectors that has been established over the past six months. Conse quently, the highest quality and lowest yielding sector (U.S. government securities) will continue to comprise a smaller allocation over the coming months, consistent with the potential for higher domestic interest rates.

Two Ways You May Seek to Invest for Success:

INITIAL INVESTMENT

IF YOU HAD MADE AN INITIAL INVESTMENT OF $6,000 IN THE CLASS A SHARES OF FED ERATED STRATEGIC INCOME FUND ON 5/4/94, REINVESTED DIVIDENDS AND CAPITAL GAINS, AND DID NOT REDEEM ANY SHARES, YOUR ACCOUNT WOULD HAVE BEEN WORTH $8,480 ON 5/31/99. YOU WOULD HAVE EARNED A 7.06% 1 AVERAGE ANNUAL TOTAL RETURN FOR THE INVESTMENT LIFE SPAN.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 6/30/99, the Class A Shares' 1-year, 5-year, and since inception (5/4/94) average annual total returns were (3.83%), 7.31%, and 6.93%, respec tively. Class B Shares' 1-year and since inception (7/27/95) average annual total returns were (5.11%) and 6.51%, respectively. Class C Shares' 1-year, 5- year, and since inception (5/2/94) average annual total returns were (0.96%), 7.50%, and 7.08%, respectively. Class F Shares' 1-year, 5-year, and since inception (5/10/94) average annual total returns were (1.29%), 7.89%, and 7.51%, respectively. 2

[Graphic representation omitted; see Appendix G.]

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 4.50% sales charge applicable to an initial investment in Class A Shares. Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charges and contingent deferred sales charges for the fund are as follows: Class A Shares, 4.50% sales charge; Class B Shares, 5.50% con tingent deferred sales charge; Class C Shares, 1.00% contingent deferred sales charge; Class F Shares, 1.00% sales charge and 1.00% contingent deferred sales charge.

ONE STEP AT A TIME

$1,000 INITIAL INVESTMENT AND SUBSEQUENT INVESTMENTS OF $1,000 EACH YEAR FOR FIVE YEARS (REINVESTING ALL DIVIDENDS AND CAPITAL GAINS) GREW TO $6,826.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Feder ated Strategic Income Fund on 5/4/94, reinvested your dividends and capital gains and did not redeem any shares, you would have invested only $6,000, but your account would have reached a total value of $6,826 1 by 5/31/99. You would have earned an average annual total return of 5.12%.

A practical investment plan in the fund helps you pursue income through a highly diversified portfolio invested in U.S. corporate securities, U.S. government securities, and non-U.S. corporate securities. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work.

[Graphic representation omitted; see Appendix H.]

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Hypothetical Investor Profile-
Investing for Future Income

Jim and Leslie Weber are a two-income couple who, like many others, want to be able to afford their present lifestyle and still have something extra for those special times when they might need it.

They decided a diversified income fund was right for them. The fund's expo sure to U.S. government securities, high-yield U.S. corporate securities, and international securities gives them a relatively stable income stream. They invested $100,000 in the Class A Shares of Federated Strategic Income Fund on May 4, 1994, and have allowed the dividends and capital gains to reinvest.

By May 31, 1999, they were pleased to see that their original investment had grown to $142,423 for an average annual total return of 7.22%. Leslie is already looking forward to a special anniversary cruise in a few years.

The couple is fictional, but the figures are real.

[Graphic representation omitted; see Appendix I.]

This hypothetical scenario is provided for illustrative purposes only and does not represent the results obtained by any particular shareholder. Past performance does not guarantee future results.

Portfolio of Investments

MAY 31, 1999 (UNAUDITED)


PRINCIPAL                                                         VALUE IN
AMOUNT                                                        U.S. DOLLARS

                           U.S. CORPORATE BONDS-10.8%
                           AEROSPACE & DEFENSE-0.0%

  $           500,000      Raytheon Co., 6.15%,
                           11/1/2008                        $      479,830
                           AUTOMOTIVE-0.8%
            2,820,000      Arvin Industries, Inc.,

                           9.50%, 2/1/2027                       2,951,581
            1,400,000      Dana Corp., Note, 7.00%,
                           3/15/2028                             1,311,240
              775,000      General Motors Corp.,
                           Note, 9.45%, 11/1/2011                  933,976
            1,000,000      Hertz Corp., Medium Term
                           Note, 9.05%, 6/22/2000                1,031,860
            1,800,000      Hertz Corp., Sr. Note,
                           7.00%, 1/15/2028                      1,712,268
                           TOTAL                                 7,940,925

                           BANKING-0.3%
            2,000,000      Barclays North America,

                           Deb., 9.75%, 5/15/2021                2,211,700
            1,000,000      FirstBank Puerto Rico,
                           Sub. Note, 7.625%,

                           12/20/2005                              964,600
                           TOTAL                                 3,176,300

                           BEVERAGE & TOBACCO-0.1%
            1,000,000      Philip Morris Cos., Inc.,

                           Deb., 7.75%, 1/15/2027                1,028,530
                           CABLE TELEVISION-1.0%

            2,500,000      CF Cable TV, Inc., Note,

                           9.125%, 7/15/2007                     2,647,175

            3,000,000      Cablevision SA, Series

                           REGS, 13.75%, 5/1/2009                2,850,000
            1,800,000      Continental Cablevision,
                           Sr. Deb., 9.50%, 8/1/2013             2,108,520
            2,065,000      TKR Cable, Inc., Deb.,
                           10.50%, 10/30/2007                    2,222,126
                           TOTAL                                 9,827,821
                           CHEMICALS & PLASTICS-0.2%
            1,450,000 1, 2 Fertinitro Finance,
                           Company Guarantee, 8.29%,

                           4/1/2020                              1,087,500
            1,250,000 1, 2 Reliance Industries Ltd.,
                           Bond, 8.25%, 1/15/2027                1,124,525
                           TOTAL                                 2,212,025

                           COMPUTER SERVICES-0.3%
            1,000,000      Dell Computer Corp., Deb.,

                           7.10%, 4/15/2028                        966,480

            2,025,000      National Semiconductor
                           Corp., Conv. Bond, 6.50%,

                           10/1/2002                             1,838,336
                           TOTAL                                 2,804,816

                           ECOLOGICAL SERVICES &

                           EQUIPMENT-0.3%
            2,700,000      WMX Technologies, Inc.,

                           Deb., 8.75%, 5/1/2018                 2,885,301


PRINCIPAL                                                         VALUE IN
AMOUNT                                                        U.S. DOLLARS

                           U.S. CORPORATE BONDS-

                           continued

                           EDUCATION-0.2%

  $         2,000,000      Boston University, 7.625%,

                           7/15/2097                        $    2,034,340
                           ELECTRONICS-0.3%
            3,000,000      Anixter International,

                           Inc., Company Guarantee,

                           8.00%, 9/15/2003                      3,070,440
                           FINANCE - AUTOMOTIVE-0.2%

            1,620,000      General Motors Acceptance
                           Corp., Note, 9.00%,

                           10/15/2002                            1,750,702
                           FINANCIAL INTERMEDIARIES-

                           0.9%

              750,000      Associates Corp. of North
                           America, Sr. Note, 9.125%,

                           4/1/2000                                770,790
            1,250,000      Chrysler Financial Co.
                           L.L.C., Deb., 13.25%,

                           10/15/1999                            1,291,638

            2,000,000      Green Tree Financial
                           Corp., Sr. Sub. Note,

                           10.25%, 6/1/2002                      2,155,220
            2,000,000      Green Tree Financial Corp.
                           1993-4, Class B2, 8.55%,

                           1/15/2019                             1,964,120

              784,475      Green Tree Home Equity Loan
                           Trust 1999-A, Class B2A,

                           7.44%, 2/15/2029                        784,032
            1,000,000      Lehman Brothers Holdings,
                           Inc., Note, 8.50%,

                           5/1/2007                              1,067,870
            1,000,000      Lehman Brothers, Inc., Sr.
                           Sub. Note, 7.375%,

                           1/15/2007                             1,001,320
                           TOTAL                                 9,034,990

                           FOREST PRODUCTS-0.2%
            1,250,000      Donohue Forest Products,

                           7.625%, 5/15/2007                     1,282,375
              250,000      Pope & Talbot, Inc.,
                           8.375%, 6/1/2013                        229,328
                           TOTAL                                 1,511,703

                           HEALTHCARE-0.1%
              850,000      Tenet Healthcare Corp.,

                           Sr. Note, 8.00%, 1/15/2005              837,250
              500,000 1, 2 Tenet Healthcare Corp.,
                           Sr. Sub., 8.125%,

                           12/1/2008                               483,750
                           TOTAL                                 1,321,000

                           HOME PRODUCTS &

                           FURNISHINGS-0.1%
              600,000      Whirlpool Corp., Unsecd.

                           Note, 9.50%, 6/15/2000                  621,822
                           INDUSTRIAL PRODUCTS &

                           EQUIPMENT-0.7%

            4,575,000      Figgie International
                           Holdings, Inc., Sr. Note,

                           9.875%, 10/1/1999                     4,625,279
            2,250,000      Southdown, Inc., Sr. Sub.
                           Note, 10.00%, 3/1/2006                2,485,283
                           TOTAL                                 7,110,562

                           INSURANCE-1.4%
              500,000      Allmerica Financial Corp.,

                           Bond, 8.207%, 2/3/2027                  529,190
            1,500,000      CNA Financial Corp., Bond,
                           6.95%, 1/15/2018                      1,402,530
            1,000,000      Conseco Finance, Unsecd.
                           Note, 8.796%, 4/1/2027                  947,020
              500,000      Conseco, Inc., Note,
                           6.40%, 2/10/2003                        483,080
            1,000,000      Conseco, Inc., Sr. Note,
                           10.50%, 12/15/2004                    1,127,570


PRINCIPAL                                                         VALUE IN
AMOUNT                                                        U.S. DOLLARS

                           U.S. CORPORATE BONDS-

                           continued

                           INSURANCE-CONTINUED

  $           750,000      Delphi Financial Group,
                           Inc., 9.31%, 3/25/2027           $      703,005
            3,164,000      Delphi Financial Group,
                           Inc., Note, 8.00%,

                           10/1/2003                             3,183,902
            1,000,000      GEICO Corp., Deb., 9.15%,
                           9/15/2021                             1,101,850
            2,000,000 1, 2 Life Re Capital Trust I,
                           Company Guarantee, 8.72%,

                           6/15/2027                             2,180,720
              285,000      NAC Re Corp., Note, 8.00%,
                           6/15/1999                               285,382
              625,000      Provident Cos., Inc.,
                           Bond, 7.405%, 3/15/2038                 590,388
              500,000 1, 2 USF&G Corp., 8.312%,
                           7/1/2046                                527,650

              500,000      USF&G Corp., Company
                           Guarantee, 8.47%,

                           1/10/2027                               513,980

            1,000,000 1, 2 Union Central Life
                           Insurance Co., Note,

                           8.20%, 11/1/2026                      1,055,140
                           TOTAL                                14,631,407

                           LEISURE & ENTERTAINMENT-
                           0.2%

            1,850,000      Paramount Communications,
                           Inc., Sr. Deb., 8.25%,

                           8/1/2022                              1,920,504
              175,000      Viacom, Inc., Sr. Sub.
                           Note, 10.25%, 9/15/2001                 189,001
                           TOTAL                                 2,109,505

                           METALS & MINING-0.5%
            1,950,000      Inco Ltd., Note, 9.60%,

                           6/15/2022                             1,818,746
            2,300,000 1, 2 Normandy Finance Ltd.,
                           Company Guarantee, 7.50%,

                           7/15/2005                             2,221,248
            1,125,000      Santa Fe Pacific Gold,
                           Note, 8.375%, 7/1/2005                1,132,459
                           TOTAL                                 5,172,453

                           OIL & GAS-0.5%
            1,250,000      Husky Oil Ltd., Sr. Note,

                           7.125%, 11/15/2006                    1,210,688

            2,450,000      Occidental Petroleum
                           Corp., Note, 8.50%,

                           9/15/2004                             2,471,609
            1,750,000      Sun Co., Inc., 9.00%,
                           11/1/2024                             1,961,033
                           TOTAL                                 5,643,330
                           PRINTING & PUBLISHING-0.2%
              880,000      News America Holdings,
                           Inc., Company Guarantee,

                           8.00%, 10/17/2016                       930,459
            1,000,000      News America Holdings,
                           Inc., Note, 8.15%,

                           10/17/2036                            1,054,260
                           TOTAL                                 1,984,719

                           REAL ESTATE-0.3%
            1,000,000      Price REIT, Inc., Sr. Note,

                           7.50%, 11/5/2006                      1,002,750
              500,000      Storage USA, 8.20%,
                           6/1/2017                                491,145
            2,100,000      Storage USA, Deb., 7.50%,
                           12/1/2027                             1,876,980
                           TOTAL                                 3,370,875


PRINCIPAL

AMOUNT OR

FOREIGN

CURRENCY                                                          VALUE IN
PAR AMOUNT                                                    U.S. DOLLARS

                           U.S. CORPORATE BONDS-

                           continued

                           RETAILERS-1.3%

  $         2,500,000      Dayton-Hudson Corp., Deb.,

                           10.00%, 12/1/2000                $    2,648,175
            2,030,000      Harcourt General, Inc.,
                           Sr. Deb., 7.20%, 8/1/2027             1,896,264
            3,174,657      K Mart Corp., Pass Thru
                           Cert., 8.54%, 1/2/2015                3,292,563
            1,000,000      Sears, Roebuck & Co.,
                           Medium Term Note, 10.00%,

                           2/3/2012                              1,234,240
            1,000,000      Shopko Stores, Inc.,
                           8.50%, 3/15/2002                      1,040,510
            2,300,000      Shopko Stores, Inc., Sr.
                           Note, 9.25%, 3/15/2022                2,641,573
                           TOTAL                                12,753,325

                           SURFACE TRANSPORTATION-
                           0.2%

            1,500,000      Trans Ocean Container
                           Corp., Sr. Sub. Note,

                           12.25%, 7/1/2004                      1,606,695

                           TELECOMMUNICATIONS &
                           CELLULAR-0.3%

            3,500,000      Tricom SA, Sr. Note,

                           11.375%, 9/1/2004                     3,062,500

                           UTILITIES-0.2%

            1,750,000 1, 2 Edison Mission Holding
                           Co., Sr. Secd. Note,

                           8.734%, 10/1/2026                     1,740,533
              500,000      Puget Sound Energy, Inc.,
                           Medium Term Note, 7.02%,

                           12/1/2027                               487,225

                           TOTAL                                 2,227,758

                           TOTAL U.S CORPORATE BONDS
                           (IDENTIFIED COST

                           $105,376,367)                       109,373,674
                           INTERNATIONAL BONDS-36.0%

                           ARGENTINE PESO-0.4%

                           SOVEREIGN-0.3%
            3,000,000      Argentina, Government of,

                           Unsub., 8.75%, 7/10/2002              2,521,992

                           TELECOMMUNICATIONS-0.1%

            2,000,000      1, 2 CIA International Telecommunications, Note,

                           10.375%, 8/1/2004                     1,481,170
                           TOTAL ARGENTINE PESO                  4,003,162

                           AUSTRALIAN DOLLAR-0.2%
                           PRINTING & PUBLISHING-0.0%

              150,000      News America Holdings,

                           Inc., 8.625%, 2/7/2014                   97,439

                           STATE/PROVINCIAL-0.2%
              580,000      Queensland, State of,

                           Deb., 10.50%, 5/15/2003                 439,238
            2,000,000      Queensland, State of,
                           Local Gov't. Guarantee,

                           8.00%, 5/14/2003                      1,398,866

              550,000      Victoria, State of, Local
                           Gov't. Guarantee, 10.25%,

                           11/15/2006                              445,064
                           TOTAL                                 2,283,168
                           TOTAL AUSTRALIAN DOLLAR               2,380,607

FOREIGN

CURRENCY                                                          VALUE IN
PAR AMOUNT                                                    U.S. DOLLARS

                           INTERNATIONAL BONDS-

                           continued

                           BRITISH POUND-0.5%

                           BANKING-0.1%
              300,000      Bank of Ireland, Sub.,

                           9.75%, 3/21/2005                 $      557,105
                           SOVEREIGN-0.4%
              500,000      Denmark, Government of,

                           Unsub., 11.625%, 1/23/2000              830,026
              700,000      United Kingdom, Government
                           of, 7.00%, 11/6/2001                  1,167,633
            1,300,000      United Kingdom, Government
                           of, Foreign Gov't.
                           Guarantee, 11.75%,

                           1/22/2007                             2,520,498
                           TOTAL                                 4,518,157
                           TOTAL BRITISH POUND                   5,075,262
                           CANADIAN DOLLAR-1.0%
                           AIR TRANSPORTATION-0.1%

            1,200,000      Air Canada, 7.25%,

                           10/1/2007                               800,435
                           BEVERAGE & TOBACCO-0.1%

            1,100,000      Molson Breweries, Unsub.,

                           9.10%, 3/11/2013                        940,857
                           FOREST PRODUCTS-0.1%

            1,150,000      Avenor, Inc., Deb.,

                           10.85%, 11/30/2014                      996,318

                           STATE/PROVINCIAL-0.1%
            1,000,000 1, 2 Metro Toronto, Deb.,

                           7.40%, 9/27/2006                        742,184

                           TELECOMMUNICATIONS &
                           CELLULAR-0.6%

              500,000      Bell Canada, Deb., 8.80%,

                           8/17/2005                               390,478
            2,500,000      Clearnet Communications,
                           Inc., Sr. Disc. Note,

                           0/10.40%, 5/15/2008                     958,960
            7,180,000      Clearnet Communications,
                           Inc., Sr. Disc. Note,

                           8/13/2007                             3,095,353

            3,800,000      Microcell
                           Telecommunications, Sr.
                           Disc. Note, 0/11.125%,

                           10/15/2007                            1,573,713
                           TOTAL                                 6,018,504
                           TOTAL CANADIAN DOLLAR                 9,498,298
                           CZECH KORUNA-0.7%
                           FINANCIAL INTERMEDIARIES-

                           0.2%
           78,000,000      Baden Wurt L-Finance NV,

                           Sr. Note, Series EMTN,

                           13.50%, 6/22/2001                     2,398,751
                           SOVEREIGN GOVERNMENT-0.5%

          146,000,000      Czech, Government of,

                           Bond, 14.85%, 2/6/2003                4,955,539
                           TOTAL CZECH KORUNA                    7,354,290


FOREIGN

CURRENCY                                                          VALUE IN
PAR AMOUNT                                                     U.S DOLLARS

                           INTERNATIONAL BONDS-
                           continued
                           DANISH KRONE-0.1%
                           FINANCIAL INTERMEDIARIES-

                           0.0%
              929,000      Nykredit, Mtg. Bond,

                           8.00%, 10/1/2026                 $      137,890
               97,000      Unikredit Realkredit, Mtg.
                           Bond, 8.00%, 10/1/2029                   14,272
                           TOTAL                                   152,162

                           SOVEREIGN-0.1%
            7,000,000      Denmark, Government of,

                           Bond, 9.00%, 11/15/2000               1,058,053
              250,000      Denmark, Government of,
                           Bullet, 8.00%, 3/15/2006                 42,771
                           TOTAL                                 1,100,824
                           TOTAL DANISH KRONE                    1,252,986
                           DEUTSCHE MARK-0.6%
                           INDUSTRIAL PRODUCTS &
                           EQUIPMENT-0.1%

            1,500,000      Texon International PLC,
                           Sr. Note, Series REG S,

                           10.00%, 2/1/2008                        729,574
                           MACHINERY & EQUIPMENT-0.2%

            4,250,000      1, 2 Sirona Dental System, Series REG S, 9.125%,

                           7/15/2008                             2,275,537

                           SOVEREIGN-0.1%
            3,500,000 1, 2 Russia, Government of,

                           9.375%, 3/31/2005                     1,035,395

                           TELECOMMUNICATIONS &
                           CELLULAR-0.2%

            4,200,000      Viatel, Inc., 11.15%,

                           4/15/2008                             2,238,691
                           TOTAL DEUTSCHE MARK                   6,279,197

                           EURO-4.8%
                           BANKING-0.3%

            3,000,000 1, 2 Dresdner Funding Trust,
                           Series 144A, 5.79%,

                           6/30/2011                             3,148,453
                           HOME PRODUCTS &

                           FURNISHINGS-0.5%
            4,500,000      American Standard, Inc.,

                           Company Guarantee, 7.125%,

                           6/1/2006                              4,705,556

                           SOVEREIGN-3.5%
            2,250,000      Austria, Government of,

                           Bond, 5.625%, 7/15/2007               2,589,569
            1,000,000      Austria, Government of,
                           Bond, 6.25%, 7/15/2027                1,204,087
            1,200,000      France, Government of,
                           8.50%, 4/25/2023                      1,838,969
            3,476,784      Germany, Government of,
                           Deb., 6.25%, 1/4/2024                 4,214,622
              476,308      Ireland, Government of,
                           Deb., 4.00%, 4/18/2010                  484,038
            2,704,542      Ireland, Government of,
                           Deb., 9.00%, 9/1/2006                 3,719,655
              387,342      Italy, Government of,
                           10.00%, 8/1/2003                        506,370


FOREIGN

CURRENCY                                                          VALUE IN
PAR AMOUNT                                                    U.S. DOLLARS

                           INTERNATIONAL BONDS-

                           continued

                           EURO-continued

                           SOVEREIGN-CONTINUED
              335,696      Italy, Government of,

                           7.75%, 11/1/2006                 $      432,204
            4,699,749      Italy, Government of,
                           Bond, 10.50%, 9/1/2005                6,705,927
            1,420,254      Italy, Government of,
                           Deb., 12.00%, 1/1/2003                1,908,216
            1,361,340      Netherlands, Government
                           of, Bond, 7.50%, 4/15/2010            1,803,799
              680,670      Netherlands, Government
                           of, Bond, 8.25%, 2/15/2007              906,157
            1,247,895      Netherlands, Government
                           of, Bond, 8.50%, 6/1/2006             1,667,142
            2,949,571      Netherlands, Government
                           of, Bond, 9.00%, 1/15/2001            3,373,194
               60,101      Spain, Government of,
                           10.00%, 2/28/2005                        83,301
              216,364      Spain, Government of,
                           Bond, 10.15%, 1/31/2006                 306,986
            1,863,137      Spain, Government of,
                           Deb., 10.10%, 2/28/2001               2,179,945
              480,809      Spain, Government of,
                           Deb., 8.20%, 2/28/2009                  649,913
              757,275      Spain, Government of,
                           Foreign Gov't. Guarantee,

                           8.00%, 5/30/2004                        955,940
                           TOTAL                                35,530,034

                           TELECOMMUNICATIONS &
                           CELLULAR-0.5%

            1,500,000    1 Jazztel PLC, Series UT1E,

                           14.00%, 4/1/2009                      1,575,477
            3,000,000 1, 2 KPN QWEST BV, 7.125%,
                           6/1/2009                              3,096,224
                           TOTAL                                 4,671,701
                           TOTAL EURO                           48,055,744
                           GREEK DRACHMA-1.0%

                           SOVEREIGN-1.0%
          120,000,000      Greece, Government of,

                           11.10%, 8/14/2003                       398,184
          600,000,000      Greece, Government of,
                           14.70%, 9/30/2003                     2,015,940
          375,000,000      Greece, Government of,
                           Bond, 12.40%, 11/26/2003              1,246,729
          200,000,000      Greece, Government of,
                           Bond, 12.70%, 12/31/2003                664,282
        1,020,000,000      Greece, Government of,
                           Bond, 8.60%, 3/26/2008                3,837,689
          350,000,000      Greece, Government of,
                           Bond, 9.80%, 3/21/2000                1,126,006
          120,000,000      Greece, Government of,
                           Floating Rate Note,

                           13.10%, 10/23/2003                      400,493
          215,000,000      Greece, Government of,
                           Series, 12.40%, 11/26/2003              714,791
                           TOTAL GREEK DRACHMA                  10,404,114


FOREIGN

CURRENCY                                                          VALUE IN
PAR AMOUNT                                                    U.S. DOLLARS

                           INTERNATIONAL BONDS-

                           continued

                           HUNGARIAN FORINT-0.4%

                           SOVEREIGN-0.4%
          450,000,000      Hungary, Government of,

                           Bond, 13.00%, 7/24/2003          $    1,889,807
          580,000,000      Hungary, Government of,
                           Bond, 14.00%, 12/12/2002              2,490,282
                           TOTAL HUNGARIAN FORINT                4,380,089

                           INDONESIAN RUPIAH-0.0%

                           CONGLOMERATE-0.0%

          637,916,667      Dharmala Intiutama                        3,926
                           NEW ZEALAND DOLLAR-0.2%
                           FINANCIAL INTERMEDIARIES-
                           0.1%

              840,000      Brierley Investments Ltd.,

                           Bond, 9.00%, 3/15/2002                  464,559

                           SOVEREIGN-0.1%

            2,300,000      New Zealand, Government
                           of, Deb., 8.00%,

                           11/15/2006                            1,365,198
                           TOTAL NEW ZEALAND DOLLAR              1,829,757

                           NORWEGIAN KRONE-0.2%

                           SOVEREIGN-0.2%
            3,000,000      Norway, Government of,

                           Bond, 7.00%, 5/31/2001                  392,710
            8,000,000      Norway, Government of,
                           Bond, 9.50%, 10/31/2002               1,147,224
                           TOTAL NORWEGIAN KRONE                 1,539,934

                           POLISH ZLOTY-1.0%

                           SOVEREIGN-1.0%
            2,000,000      Poland, Government of,

                           15.00%, 10/12/1999                      502,636
           17,750,000      Poland, Government of,
                           Bond, 12.00%, 10/12/2003              4,639,154
            7,870,000      Poland, Government of,
                           Bond, 12.00%, 2/12/2002               2,008,500
            4,500,000      Poland, Government of,
                           Bond, 12.00%, 2/12/2003               1,164,826
            1,500,000      Poland, Government of,
                           Bond, 12.00%, 6/12/2001                 378,672
            6,000,000      Poland, Government of,
                           Bond, 12.00%, 6/12/2002               1,542,556
                           TOTAL POLISH ZLOTY                   10,236,344

                           SLOVAKIAN KORUNA-0.0%

                           SUPRANATIONAL-0.0%

           15,500,000      International Finance
                           Corp., Note, 11.75%,

                           8/15/1999                               343,796


FOREIGN
CURRENCY

PAR AMOUNT OR

PRINCIPAL                                                         VALUE IN
AMOUNT                                                        U.S. DOLLARS

                           INTERNATIONAL BONDS-
                           continued
                           SOUTH AFRICAN RAND-0.4%
                           GOVERNMENT AGENCY-0.1%

           10,000,000      Telkom SA Ltd., 10.00%,

                           3/31/2008                        $    1,153,204
                           SOVEREIGN-0.2%

           10,000,000      South Africa, Government

                           of, 12.00%, 2/28/2005                 1,413,851
            2,500,000      South Africa, Government
                           of, Bond, 12.50%,

                           1/15/2002                               380,869
                           TOTAL                                 1,794,720

                           SURFACE TRANSPORTATION-
                           0.1%

           11,000,000      Lesotho Water Authority,
                           Foreign Gov't. Guarantee,

                           13.00%, 9/15/2010                     1,504,685
                           TOTAL SOUTH AFRICAN RAND              4,452,609

                           SOUTH KOREAN WON-0.1%

                           SUPRANATIONAL-0.1%

          900,000,000      European Bank for
                           Reconstruction and
                           Development, Bond, 10.00%,

                           5/2/2002                                812,070
                           SWEDISH KRONA-0.3%

                           SOVEREIGN-0.3%
            3,000,000      Sweden, Government of,

                           10.25%, 5/5/2003                        429,782
           10,500,000      Sweden, Government of,
                           Bond, 8.00%, 8/15/2007                1,531,252
            7,500,000      Sweden, Government of,
                           Deb., 6.50%, 10/25/2006                 989,687
                           TOTAL SWEDISH KRONA                   2,950,721

                           TURKISH LIRA-0.6%

                           SOVEREIGN-0.6%

    4,350,000,000,000      Turkey, Government of,

                           4/19/2000                             5,646,735
                           U.S. DOLLAR-23.4%

                           AGENCY-0.5%

 $          2,000,000      Quebec, Province of,
                           11.00%, 6/15/2015                     2,182,840
            1,000,000      Quebec, Province of, Deb.,
                           13.25%, 9/15/2014                     1,066,760
            1,500,000      Quebec, Province of, Deb.,
                           9.125%, 8/22/2001                     1,579,629
                           TOTAL                                 4,829,229

                           BANKING-0.1%
            1,250,000      National Bank of Canada,

                           Montreal, Sub. Note,

                           8.125%, 8/15/2004                     1,331,838


PRINCIPAL                                                         VALUE IN
AMOUNT                                                        U.S. DOLLARS

                           INTERNATIONAL BONDS-
                           continued
                           U.S. DOLLAR-continued
                           BROADCAST RADIO & TV-0.4%

  $         2,000,000      Globo Communicacoes Part,
                           Sr. Note, 10.625%,

                           12/5/2008                        $    1,385,000
            2,950,000 1, 2 Grupo Televisa SA, Sr.
                           Disc. Note, 0/13.25%,

                           5/15/2008                             2,315,750
                           TOTAL                                 3,700,750

                           BUILDING & DEVELOPMENT-
                           0.3%

            2,500,000      Cemex SA, Bond, 12.75%,

                           7/15/2006                             2,688,635
            1,000,000      Corporacion GEO, SA de
                           C.V., Note, 10.00%,

                           5/23/2002                               905,000
                           TOTAL                                 3,593,635

                           CABLE & WIRELESS

                           TELEVISION-0.2%
            3,750,000 1, 2 Imasac, SA, 11.00%,

                           5/2/2005                              2,400,000

                           CONGLOMERATE-0.2%
            1,000,000      Mechala Group Jamaica,

                           Company Guarantee, Series

                           REGs, 12.00%, 2/15/2002                 195,000
            2,000,000      Mechala Group Jamaica,
                           Note, Series B, 12.75%,

                           12/30/1999                              510,000
            2,000,000      Perez Companc, Bond,
                           Series REG S, 8.125%,

                           7/15/2007                             1,630,048
                           TOTAL                                 2,335,048

                           CONSUMER PRODUCTS-0.3%
            4,500,000      Mastellone Hermanos SA,

                           Bond, 11.75%, 4/1/2008                3,442,500

                           CONTAINER & GLASS

                           PRODUCTS-0.3%

            2,750,000      Vicap SA, Sr. Note, Series

                           EXCH, 11.375%, 5/15/2007              2,543,750
                           FINANCE-0.2%

            1,000,000 1, 2 Pera Financial, 9.375%,

                           10/15/2002                              865,000
            1,000,000      Pera Financial, Sec. Fac.
                           Bond, Series REG S, 9.375%,
                           10/15/2002                              892,000
                           TOTAL                                 1,757,000
                           FINANCIAL INTERMEDIARIES-
                           0.5%

            3,000,000      Banco Nacional Trust, Bank
                           Guarantee, 11.25%,

                           5/30/2006                             3,075,000
            1,000,000 1, 2 Den Danske Bank Group,
                           Note, 7.40%, 6/15/2010                1,031,140
              500,000      PIV Investment Finance,
                           Company Guarantee, 4.50%,

                           12/1/2000                               122,500
            1,000,000 1, 2 Swedbank, Sub., 7.50%,
                           11/29/2049                              980,562
                           TOTAL                                 5,209,202


PRINCIPAL                                                         VALUE IN
AMOUNT                                                        U.S. DOLLARS

                           INTERNATIONAL BONDS-
                           continued
                           U.S. DOLLAR-continued
                           FOREST PRODUCTS-1.3%

  $         3,450,000      Advance Agro Public Co.,
                           Company Guarantee, 13.00%,

                           11/15/2007                       $    2,686,688
            2,500,000      Grupo Industrial Durango
                           SA de C.V., 12.625%,

                           8/1/2003                              2,375,000
            1,700,000      Indah Kiat Intl. Finance,
                           Company Guarantee,

                           11.875%, 6/15/2002                    1,309,000
            1,800,000      Indah Kiat Intl. Finance,
                           Company Guarantee, 12.50%,

                           6/15/2006                             1,332,000
            2,000,000      Klabin Fabricadora Papel,
                           Company Guarantee, Series

                           REGS, 11.00%, 8/12/2004               1,552,000
            3,380,000      Quno Corp., Sr. Note,
                           9.125%, 5/15/2005                     3,587,769
                           TOTAL                                12,842,457

                           INDUSTRIAL PRODUCTS &

                           EQUIPMENT-0.6%
            2,250,000      Advance Agro Public Co.,

                           Unsub., 13.00%, 11/15/2007            1,752,188
            1,500,000      Grupo Minero Mexico,
                           9.25%, 4/1/2028                       1,170,000

            2,000,000      Perez Companc, Series

                           REGS, 9.00%, 1/30/2004                1,851,000
            1,000,000 1, 2 TM Group Holdings, Sr.
                           Note, 11.00%, 5/15/2008               1,015,000
                           TOTAL                                 5,788,188

                           METALS & MINING-0.6%
            1,000,000      Barrick Gold Corp., Deb.,

                           7.50%, 5/1/2007                       1,029,810
            2,578,000      Companhia Vale Do Rio Doce,
                           Note, 10.00%, 4/2/2004                2,517,417
            2,250,000      Placer Dome, Inc., Bond,
                           8.50%, 12/31/2045                     2,195,523
                           TOTAL                                 5,742,750

                           OIL & GAS-0.3%

            1,800,000      Perez Companc, Series

                           REGS, 9.00%, 5/1/2006                 1,620,000
            1,500,000      Petroleos Mexicanos,
                           Series 144A, 9.375%,

                           12/2/2008                             1,496,250
                           TOTAL                                 3,116,250

                           SOVEREIGN-13.6%
            2,500,000      Argentina, Government of,

                           11.75%, 4/7/2009                      2,262,500
            5,000,000      Argentina, Government of,
                           12.125%, 2/25/2019                    4,550,000
            5,000,000      Argentina, Government of,
                           Bond, 11.375%, 1/30/2017              4,385,000
            8,000,000      Argentina, Government of,
                           Global Bond Deb., 9.75%,

                           9/19/2027                             6,236,000
            2,000,000      Argentina, Government of,
                           Note, 11.00%, 12/4/2005               1,810,000
            3,000,000      Argentina, Government of,
                           Unsub., 11.00%, 10/9/2006             2,704,500
           12,000,000      Brazil, Government of,
                           10.125%, 5/15/2027                    8,742,000
            5,000,000      Brazil, Government of,
                           11.625%, 4/15/2004                    4,537,500
            5,000,000      Brazil, Government of,
                           5.9375%, 4/15/2012                    2,856,250


PRINCIPAL                                                         VALUE IN
AMOUNT                                                        U.S. DOLLARS

                           INTERNATIONAL BONDS-

                           continued

                           U.S. DOLLAR-continued

                           SOVEREIGN-CONTINUED

  $         9,500,000      Brazil, Government of,

                           Bond, 9.375%, 4/7/2008           $    7,386,098
            4,710,452      Brazil, Government of, C
                           Bond, 5.00%, 4/15/2014                2,955,808
            4,250,000      Bulgaria, Government of,
                           5.875%, 7/28/2024                     2,756,197
            8,900,000      Bulgaria, Government of,
                           Deb., 5.875%, 7/28/2011               5,696,000
            5,000,000      Ecuador, Government of,
                           6.00%, 2/28/2025                      2,381,250
            3,165,168      Ecuador, Government of,
                           Deb., 6.00%, 2/27/2015                1,186,938
            1,250,000      Korea, Government of,
                           8.875%, 4/15/2008                     1,323,725
            2,000,000      Korea, Government of,
                           Global Bond Deb., 8.75%,

                           4/15/2003                             2,086,940
            4,000,000      Mexico, Government of,
                           11.375%, 9/15/2016                    4,214,000
            4,750,000      Mexico, Government of,
                           6.25%, 12/31/2019                     3,398,207
            4,000,000      Mexico, Government of,
                           8.625%, 3/12/2008                     3,640,000
            6,500,000      Mexico, Government of,
                           Bond, 11.50%, 5/15/2026               7,150,000
            5,500,000      Mexico, Government of,
                           Bond, 9.875%, 1/15/2007               5,403,750
            2,000,000      Morocco - R & C A, Foreign
                           Gov't. Guarantee, 1/1/2009            1,570,000
              900,000      Nacional Financiera, SNC,
                           Foreign Gov't. Guarantee,

                           10.625%, 11/22/2001                     925,227
            3,000,000 1, 2 Nacional Financiera, SNC,
                           Series 144A, 9.75%,

                           3/12/2002                             3,082,500
            2,000,000      Pakistan, Government of,
                           Bond, 9.08125%, 5/30/2000             1,050,340
            2,800,000      Pakistan, Government of,
                           Deb., 11.50%, 12/22/1999              2,117,657
            1,000,000      Panama, Government of,
                           7.875%, 2/13/2002                       952,843
            3,730,000      Panama, Government of,
                           8.25%, 4/22/2008                      3,357,000
            4,000,000      Panama, Government of,
                           Bond, 8.875%, 9/30/2027               3,500,000
            2,000,000      Philippines, Government
                           of, 8.875%, 4/15/2008                 1,973,000
            8,000,000      Philippines, Government
                           of, 9.875%, 1/15/2019                 7,780,000
            1,000,000 1, 2 Russia, Government of,
                           10.00%, 6/26/2007                       430,000
            4,500,000      Russia, Government of,
                           10.00%, 6/26/2007                     1,968,750
            2,750,000      Russia, Government of,
                           11.75%, 6/10/2003                     1,333,750
              500,000 1, 2 Russia, Government of,
                           9.25%, 11/27/2001                       280,000
               33,677      Russia, Government of,
                           IAN, 12/15/2015                           3,199
            2,000,000      Russia, Government of,
                           Principal Loan, 3.3125%,

                           12/15/2020                              140,000

              920,000      South Africa, Government
                           of, Global Bond Deb.,

                           9.625%, 12/15/1999                      936,183

            2,000,000      South Africa, Government

                           of, Note, 8.50%, 6/23/2017            1,680,000


PRINCIPAL                                                         VALUE IN
AMOUNT                                                        U.S. DOLLARS

                           INTERNATIONAL BONDS-

                           continued

                           U.S. DOLLAR-continued

                           SOVEREIGN-CONTINUED

  $         4,000,000      South Africa, Government
                           of, Sr. Unsub., 9.125%,

                           5/19/2009                        $    3,862,840
            6,000,000      Turkey, Government of,
                           Note, 12.00%, 12/15/2008              5,940,000
           10,000,000      Venezuela, Government of,
                           Bond, 9.25%, 9/15/2027                6,390,000
                           TOTAL                               136,935,952
                           SOVEREIGN GOVERNMENT-1.7%
            7,000,000      Colombia, Government of,

                           Bond, 10.875%, 3/9/2004               6,580,000
            4,500,000      Colombia, Government of,
                           Unsub., 8.625%, 4/1/2008              3,465,000
            1,327,665      Croatia, Government of,
                           Bond, 6.5625%, 7/31/2006              1,075,782
            6,360,000      Kazakhstan, Government of,
                           Note, 8.375%, 10/2/2002               5,883,000
                           TOTAL                                17,003,782

                           STEEL-0.1%

            1,125,000      Tubos de Acero de Mexico
                           SA, Unsub., 13.75%,

                           12/8/1999                             1,132,875
                           SURFACE TRANSPORTATION-

                           0.2%
            2,500,000      Zhuhai Highway, 9.125%,

                           7/1/2006                              1,412,538
              250,000    1 Zhuhai Highway, Sub. Note,
                           11.50%, 7/1/2008                        122,910
                           TOTAL                                 1,535,448

                           TELECOMMUNICATIONS &
                           CELLULAR-1.4%

            2,000,000 1, 2 Alestra SA, Sr. Note,

                           12.625%, 5/15/2009                    1,910,000
              700,000 1, 2 Comtel Brasileir, Note,
                           10.75%, 9/26/2004                       605,500
              500,000      Comtel Brasileir, Note,
                           Series REGS, 10.75%,

                           9/26/2004                               432,500

            4,400,000      Netia Holdings, Company
                           Guarantee, 10.25%,

                           11/1/2007                             4,092,000

            1,500,000      Philippine Long Distance
                           Telephone Co., Deb.,

                           10.625%, 6/2/2004                     1,504,286

            2,500,000      Philippine Long Distance
                           Telephone Co., Sr. Note,
                           Series EMTN, 8.35%,

                           3/6/2017                              1,950,000
            3,895,000      SK Telecom Co. Ltd., 7.75%,
                           4/29/2004                             3,775,735
                           TOTAL                                14,270,021

                           UTILITIES-0.6%
            3,000,000      AES China Generating Co.,

                           Note, 10.125%, 12/15/2006             1,815,000
            1,600,000      Comp Paranaense De Energ,
                           9.75%, 5/2/2005                       1,416,101

            1,500,000 1, 2 Empresa Nacional
                           Electricidad SA, 8.50%,

                           4/1/2009                              1,511,250
              550,000 1, 2 Israel Electric Corp.
                           Ltd., Sr. Note, 7.875%,

                           12/15/2026                              510,422


PRINCIPAL                                                         VALUE IN
AMOUNT                                                        U.S. DOLLARS

                           INTERNATIONAL BONDS-

                           continued

                           U.S. DOLLAR-continued

                           UTILITIES-CONTINUED

  $           600,000 1, 2 Israel Electric Corp.
                           Ltd., Sr. Secd. Note,
                           7.75%, 3/1/2009                  $      605,762
            1,000,000 1, 2 Tenaga Nasional Berhad,
                           Deb., 7.50%, 1/15/2096                  766,290
                           TOTAL                                 6,624,825
                           TOTAL U.S. DOLLARS                  236,135,500
                           TOTAL INTERNATIONAL BONDS
                           (IDENTIFIED COST

                           $410,823,713)                       362,635,141
                           ASSET-BACKED SECURITIES-

                           0.4%
                           STRUCTURED PRODUCT-0.4%

            2,500,000      1, 2 125 Home Loan Owner Trust 1998-1A, Class B1,
                           9.26%,

                           2/15/2029                             2,201,575

            1,000,000      New Century Home Equity
                           Loan Trust 1997-NC5, Class

                           M2, 7.24%, 10/25/2028                   939,380

              484,726    1 SMFC Trust Asset-Backed
                           Certificates, Series 1997-
                           A, Class 4, 7.7191%,

                           1/28/2025                               415,775

                           TOTAL ASSET-BACKED
                           SECURITIES (IDENTIFIED

                           COST $3,935,990)                      3,556,730
                           U.S. GOVERNMENT/AGENCY-

                           0.1%

                           LONG-TERM GOVERNMENT

                           OBLIGATIONS-0.1%

              837,024      Government National
                           Mortgage Association,
                           11.00%, 9/15/2015

                           (identified cost $940,606)              935,115
                           U.S. TREASURY OBLIGATIONS-

                           8.0%
                           U.S. TREASURY BONDS-8.0%

            1,500,000      United States Treasury

                           Bond, 8.00%, 11/15/2021               1,839,390
            1,500,000      United States Treasury
                           Bond, 8.125%, 5/15/2021               1,857,105
            9,750,000      United States Treasury
                           Bond, 8.75%, 8/15/2020               12,744,225
            6,500,000      United States Treasury
                           Bond, 10.75%, 2/15/2003               7,579,065
            9,500,000      United States Treasury
                           Bond, 10.75%, 8/15/2005              11,916,040
           10,550,000      United States Treasury
                           Bond, 11.625%, 11/15/2004            13,396,918
            3,800,000      United States Treasury
                           Bond, 11.875%, 11/15/2003             4,703,488
           10,910,000      United States Treasury
                           Bond, 12.375%, 5/15/2004             13,980,292
           10,000,000      United States Treasury
                           Bond, 14.25%, 2/15/2002              12,159,000
                           TOTAL U.S. TREASURY

                           OBLIGATIONS (IDENTIFIED

                           COST $83,396,774)                    80,175,523

PRINCIPAL

AMOUNT                                                            VALUE IN
OR SHARES                                                     U.S. DOLLARS

                           MUNICIPALS-0.2%
                           MUNICIPAL SERVICES-0.2%

  $           750,000      Atlanta & Fulton County, GA
                           Recreation Authority,
                           Taxable Revenue Bonds,
                           Series 1997, 7.00% Bonds
                           (Downtown Arena
                           Project)/(FSA INS),
                           12/1/2028                        $      737,768
              250,000      McKeesport, PA, Taxable
                           G.O. Series B 1997, 7.30%

                           Bonds (MBIA INS), 3/1/2020              256,988
            1,000,000      Minneapolis/St. Paul, MN
                           Airport Commission, UT GO
                           Taxable Revenue Bonds
                           (Series 9), 8.95% Bonds
                           (Minneapolis/St. Paul,

                           MN), 1/1/2022                         1,088,080

                           TOTAL MUNICIPALS
                           (IDENTIFIED COST

                           $2,094,855)                           2,082,836
                           MUTUAL FUNDS-42.9%

            5,445,793      Federated Mortgage Core

                           Portfolio                            53,641,061
           41,051,020      The High Yield Bond
                           Portfolio (Federated Core

                           TR)                                 379,311,425

                           TOTAL MUTUAL FUNDS
                           (IDENTIFIED COST

                           $453,331,184)                       432,952,486
                           COMMON STOCKS-0.0%

                           SOVEREIGN-0.0%
                2,000      Argentina, Government of,

                           Warrants                                 18,250
                  250      Nigeria, Government of,
                           Warrants                                      3
                7,500      Venezuela, Government of,
                           Warrants                                      0

                           TOTAL COMMON STOCKS

                           (IDENTIFIED COST $0)                     18,253
                           PREFERRED STOCKS-0.4%

                           REAL ESTATE-0.2%
                2,000      Highwoods Properties,

                           Inc., REIT Perpetual Pfd.

                           Stock, Series A, $86.25               1,775,900
                9,900      Prologis Trust, Cumulative
                           Pfd.                                    451,688
                           TOTAL                                 2,227,588

                           TELECOMMUNICATIONS &
                           CELLULAR-0.2%

               63,800      AT&T Corp., Pfd., $2.50               1,742,538
                           TOTAL PREFERRED STOCKS
                           (IDENTIFIED COST

                           $4,241,941)                           3,970,126
                           REPURCHASE AGREEMENT-0.0% 3
              125,000      Bear, Stearns and Co.,
                           4.93%, dated 5/28/1999,
                           due 6/1/1999

                           (at amortized cost)                     125,000

                           TOTAL INVESTMENTS
                           (IDENTIFIED COST

                           $1,064,266,430) 4                $  995,824,884


1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At May 31, 1999, these securities amounted to $44,824,942 which represents 4.4% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $42,710,779 which represents 4.2% of net assets.

2 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's board of directors.

3 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 The cost of investments for federal tax purposes amounts to $1,064,266,430. The net unrealized depreciation of investments on a federal tax basis amounts to $68,441,546 which is comprised of $3,273,984 appreciation and $71,715,530 depreciation at May 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($1,008,294,740) at May 31, 1999.

The following acronyms are used throughout this portfolio:

FSA -Financial Security Assurance GO -General Obligation INS -Insured MBIA -Municipal Bond Investors Assurance PLC -Public Limited Company REIT -Real Estate Investment Trust SA -Support Agreement TRANs -Tax and Revenue Anticipation Notes UT -Unlimited Tax

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 1999 (UNAUDITED)


ASSETS:
Total investments in
securities, at value
(identified and tax cost
$1,064,266,430)                                    $   995,824,884
Cash                                                         2,622
Cash denominated in
foreign currencies (cost
$3,176,250)                                              3,127,499
Income receivable                                       18,537,386
Receivable for investments
sold                                                     3,086,993
Receivable for shares sold                               4,021,095
TOTAL ASSETS                                         1,024,600,479
LIABILITIES:

Payable for investments

purchased                       $ 10,963,816
Payable for shares
redeemed                           1,009,491
Income distribution
payable                            3,525,024
Payable for taxes withheld            31,934
Payable for foreign
currency purchased                    49,312
Accrued expenses                     726,162
TOTAL LIABILITIES                                       16,305,739
Net assets for 106,652,593
shares outstanding                                 $ 1,008,294,740
NET ASSETS CONSIST OF:

Paid in capital                                    $ 1,080,830,996
Net unrealized
depreciation of
investments and
translation of assets and
liabilities in foreign
currency                                               (68,438,604)
Accumulated net realized
gain on investments and
foreign currency
transactions                                             1,169,726
Distributions in excess of
net investment income                                   (5,267,378)
TOTAL NET ASSETS                                   $ 1,008,294,740
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
CLASS A SHARES:
Net Asset Value Per Share
($148,920,621 / 15,748,062
shares outstanding)                                          $9.46
Offering Price Per Share
(100/95.50 of $9.46) 1                                       $9.91
Redemption Proceeds Per
Share                                                        $9.46
CLASS B SHARES:
Net Asset Value Per Share
($749,475,856 / 79,276,757
shares outstanding)                                          $9.45
Offering Price Per Share                                     $9.45
Redemption Proceeds Per
Share (94.50/100 of $9.45) 2                                 $8.93
CLASS C SHARES:
Net Asset Value Per Share
($74,386,120 / 7,869,756
shares outstanding)                                          $9.45
Offering Price Per Share                                     $9.45
Redemption Proceeds Per
Share (99.00/100 of $9.45) 2                                 $9.36
CLASS F SHARES:
Net Asset Value Per Share
($35,512,143 / 3,758,018
shares outstanding)                                          $9.45
Offering Price Per Share
(100/99.00 of $9.45) 1                                       $9.55
Redemption Proceeds Per
Share (99.00/100 of $9.45) 2                                 $9.36


1 See "What Do Shares Cost?" in the Prospectus.

2 See "Contingent Deferred Sales Charge" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MAY 31, 1999 (UNAUDITED)


INVESTMENT INCOME:
Dividends                                                           $    18,587,775
Interest (net of dollar
roll expense of $103,224)                                                29,985,343
TOTAL INCOME                                                             48,573,118
EXPENSES:

Investment advisory fee                          $  4,188,299
Administrative personnel
and services fee                                      371,527
Custodian fees                                        111,221
Transfer and dividend
disbursing agent fees and
expenses                                              381,171
Directors'/Trustees' fees                               3,648
Auditing fees                                           9,027
Legal fees                                              1,963
Portfolio accounting fees                              85,703
Distribution services fee-
Class B Shares                                      2,733,707
Distribution services fee-
Class C Shares                                        282,968
Distribution services fee-
Class F Shares                                         89,850
Shareholder services fee-
Class A Shares                                        181,370
Shareholder services fee-
Class B Shares                                        911,236
Shareholder services fee-
Class C Shares                                         94,323
Shareholder services fee-
Class F Shares                                         44,925
Share registration costs                              128,288
Printing and postage                                   46,795
Insurance premiums                                      2,225
Taxes                                                  39,376
Miscellaneous                                          30,132
TOTAL EXPENSES                                      9,737,754
WAIVERS:
Waiver of investment
advisory fee                    $  (943,027)
Waiver of distribution
services fee-Class F
Shares                              (89,850)
TOTAL WAIVERS                                      (1,032,877)
Net expenses                                                              8,704,877
Net investment income                                                    39,868,241
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY:
Net realized loss on
investments and foreign
currency transactions                                                    (1,431,659)
Net change in unrealized
depreciation of
investments and
translation of assets and
liabilities in foreign
currency                                                                (34,501,577)
Net realized and
unrealized loss on
investments and foreign
currency                                                                (35,933,236)
Change in net assets
resulting from operations                                           $     3,935,005


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


                                      SIX MONTHS

                                           ENDED

                                     (unaudited)            YEAR ENDED
                                         MAY 31,          NOVEMBER 30,

                                            1999                  1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income            $    39,868,241       $    50,343,301
Net realized gain (loss) on
investments and foreign
currency transactions
($(1,431,659) and
$673,903, respectively, as
computed for federal tax
purposes)                             (1,431,659)              549,421
Net change in unrealized
appreciation/depreciation
of investments and
translation of assets and
liabilities in foreign
currency                             (34,501,577)          (31,142,110)
CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS              3,935,005            14,750,612
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income
Class A Shares                        (6,140,541)           (8,483,623)
Class B Shares                       (28,158,033)          (35,196,240)
Class C Shares                        (2,906,806)           (4,000,486)
Class F Shares                        (1,520,857)           (2,707,952)
Distributions from net
realized gains on
investments and foreign
currency transactions
Class A Shares                                 -              (211,252)
Class B Shares                                 -            (1,028,524)
Class C Shares                                 -               (95,932)
Class F Shares                                 -               (97,754)
Distributions in excess of
net investment income
Class A Shares                                 -              (754,101)
Class B Shares                                 -            (3,145,242)
Class C Shares                                 -              (357,494)
Class F Shares                                 -              (241,991)
CHANGE IN NET ASSETS
RESULTING FROM
DISTRIBUTIONS
TO SHAREHOLDERS                      (38,726,237)          (56,275,591)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                               201,557,009           654,543,381
Net asset value of shares
issued to shareholders in
payment of distributions
declared                              18,453,662            28,092,524
Cost of shares redeemed             (117,126,839)         (122,954,049)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                         102,883,832           559,681,856
Change in net assets                  68,092,600           518,156,877
NET ASSETS:
Beginning of period                  940,202,140           422,045,263
End of period                    $ 1,008,294,740       $   940,202,140


See Notes which are an integral part of the Financial Statements

Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                      SIX
                                   MONTHS

                                    ENDED

                              (unaudited)

                                  MAY 31,                          YEAR ENDED NOVEMBER 30,
                                     1999           1998        1997        1996        1995        1994 1
NET ASSET VALUE,
BEGINNING OF PERIOD               $  9.79         $10.41      $10.47      $10.14     $  9.54      $10.00
INCOME FROM
INVESTMENT OPERATIONS:

Net investment income                0.42           0.83        0.87 2      0.91        0.82        0.45
Net realized and
unrealized gain (loss) on
investments and foreign
currency                            (0.34)         (0.54)      (0.03)       0.42        0.61       (0.45)
TOTAL FROM

INVESTMENT OPERATIONS                0.08           0.29        0.84        1.33        1.43        0.00
LESS DISTRIBUTIONS:
Distributions from net
investment income                   (0.41)         (0.81)      (0.87)      (0.89)      (0.83)      (0.45)
Distributions in excess of
net investment income 3                 -          (0.07)          -       (0.03)          -       (0.01)
Distributions from net
realized gain
on investments and foreign
currency transactions                   -          (0.03)      (0.03)      (0.08)          -           -
TOTAL DISTRIBUTIONS                 (0.41)         (0.91)      (0.90)      (1.00)      (0.83)      (0.46)
NET ASSET VALUE, END OF

PERIOD                            $  9.46        $  9.79      $10.41      $10.47      $10.14     $  9.54
TOTAL RETURN 4                       0.79%          2.94%       8.33%      13.89%      15.64%       0.05%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 5                           1.34%  6       1.37%       1.46%       2.03%       5.94%       9.12%  6
Net investment income 5              8.47%  6       7.88%       8.04%       7.65%       2.99%      (0.49%) 6
Expenses (after waivers)             1.15%  6       1.13%       1.10%       1.05%       0.25%       0.25%  6
Net investment income
(after waivers)                      8.66%  6       8.12%       8.40%       8.54%       8.68%       8.38%  6
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                    $148,921       $141,065     $58,270     $28,021      $5,089      $2,366
Portfolio turnover                     37%            93%         40%         47%        158%         34%


1 Reflects operations for the period from May 4, 1994 (date of initial public investment) to November 30, 1994.

2 Per Share information is based on average shares outstanding.

3 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These dis tributions do not represent a return of capital for federal income tax pur poses.

4 Based on net asset value, which does not reflect the sales charge or con tingent deferred sales charge, if applicable.

5 During the period, certain fees were voluntarily waived and reimbursed. If such voluntarily waivers and reimbursements had not occurred, the ratios would have been as indicated.

6 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                      SIX
                                   MONTHS

                                    ENDED

                              (unaudited)

                                  MAY 31,                    YEAR ENDED NOVEMBER 30,
                                     1999           1998         1997         1996       1995 1
NET ASSET VALUE, BEGINNING
OF PERIOD                         $  9.79         $10.40       $10.47       $10.14     $10.00
INCOME FROM INVESTMENT

OPERATIONS:

Net investment income                0.38           0.75         0.79 2       0.83       0.25
Net realized and
unrealized gain (loss) on
investments and foreign
currency                            (0.35)         (0.53)       (0.04)        0.42       0.13
TOTAL FROM INVESTMENT

OPERATIONS                           0.03           0.22         0.75         1.25       0.38
LESS DISTRIBUTIONS:
Distributions from net
investment income                   (0.37)         (0.73)       (0.79)       (0.83)     (0.24)
Distributions in excess of
net investment income 3                 -          (0.07)           -        (0.01)         -
Distributions from net
realized gain
on investments and foreign
currency transactions                   -          (0.03)       (0.03)       (0.08)         -
TOTAL DISTRIBUTIONS                 (0.37)         (0.83)       (0.82)       (0.92)     (0.24)
NET ASSET VALUE, END OF

PERIOD                            $  9.45        $  9.79       $10.40       $10.47     $10.14
TOTAL RETURN 4                       0.31%          2.17%        7.53%       13.03%      5.13%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 5                           2.09%  6       2.12%        2.22%        2.78%      6.69%  6
Net investment income 5              7.72%  6       7.13%        7.30%        6.82%      2.26%  6
Expenses (after waivers)             1.90%  6       1.88%        1.85%        1.80%      1.00%  6
Net investment income
(after waivers)                      7.91%  6       7.37%        7.67%        7.80%      7.95%  6
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                    $749,476       $689,687     $304,746     $120,020     $5,193
Portfolio turnover                     37%            93%          40%          47%       158%


1 Reflects operations for the period from July 27, 1995 (date of initial pub lic investment) to November 30, 1995.

2 Per Share information is based on average shares outstanding.

3 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These dis tributions do not represent a return of capital for federal income tax pur poses.

4 Based on net asset value, which does not reflect the sales charge or con tingent deferred sales charge, if applicable.

5 During the period, certain fees were voluntarily waived and reimbursed. If such voluntarily waivers and reimbursements had not occurred, the ratios would have been as indicated.

6 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                      SIX
                                   MONTHS

                                    ENDED

                              (unaudited)

                                  MAY 31,                         YEAR ENDED NOVEMBER 30,
                                     1999          1998        1997        1996        1995        1994 1
NET ASSET VALUE, BEGINNING
OF PERIOD                         $  9.79        $10.41      $10.47      $10.14     $  9.54      $10.00
INCOME FROM INVESTMENT

OPERATIONS:

Net investment income                0.38          0.75        0.79 2      0.82        0.74        0.40
Net realized and
unrealized gain (loss) on
investments and foreign
currency                            (0.35)        (0.54)      (0.03)       0.43        0.61       (0.44)
TOTAL FROM

INVESTMENT OPERATIONS                0.03          0.21        0.76        1.25        1.35       (0.04)
LESS DISTRIBUTIONS:
Distributions from net
investment income                   (0.37)        (0.73)      (0.79)      (0.80)      (0.75)      (0.40)
Distributions in excess of
net investment income 3                 -         (0.07)          -       (0.04)          -       (0.02)
Distributions from net
realized gain
on investments and foreign
currency transactions                   -         (0.03)      (0.03)      (0.08)          -           -
TOTAL DISTRIBUTIONS                 (0.37)        (0.83)      (0.82)      (0.92)      (0.75)      (0.42)
NET ASSET VALUE, END OF

PERIOD                            $  9.45       $  9.79      $10.41      $10.47      $10.14     $  9.54
TOTAL RETURN 4                       0.31%         2.18%       7.53%      13.05%      14.79%      (0.41%)

RATIOS TO AVERAGE NET

ASSETS:

Expenses 5                           2.09%  6      2.12%       2.23%       2.78%       6.69%       9.87%  6
Net investment income 5              7.71%  6      7.13%       7.32%       6.72%       2.24%      (0.88%) 6
Expenses (after waivers)             1.90%  6      1.88%       1.86%       1.80%       1.00%       1.00%  6
Net investment income
(after waivers)                      7.90%  6      7.37%       7.69%       7.70%       7.93%       7.99%  6
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                     $74,386       $73,509     $29,267     $10,481      $2,323      $1,190
Portfolio turnover                     37%           93%         40%         47%        158%         34%


1 Reflects operations for the period from May 2, 1994 (date of initial public investment) to November 30, 1994.

2 Per Share information is based on average shares outstanding.

3 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These dis tributions do not represent a return of capital for federal income tax pur poses.

4 Based on net asset value, which does not reflect the sales charge or con tingent deferred sales charge, if applicable.

5 During the period, certain fees were voluntarily waived and reimbursed. If such voluntarily waivers and reimbursements had not occurred, the ratios would have been as indicated.

6 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class F Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                      SIX
                                   MONTHS

                                    ENDED

                              (unaudited)

                                  MAY 31,                        YEAR ENDED NOVEMBER 30,
                                     1999          1998        1997        1996        1995        1994 1
NET ASSET VALUE, BEGINNING
OF PERIOD                         $  9.79        $10.41      $10.47      $10.14     $  9.54      $10.00
INCOME FROM INVESTMENT

OPERATIONS:

Net investment income                0.42          0.82        0.87 2      0.95        0.77        0.41
Net realized and
unrealized gain (loss) on
investments and foreign
currency                            (0.35)        (0.53)      (0.03)       0.37        0.61       (0.44)
TOTAL FROM

INVESTMENT OPERATIONS                0.07          0.29        0.84        1.32        1.38       (0.03)
LESS DISTRIBUTIONS:
Distributions from net
investment income                   (0.41)        (0.81)      (0.87)      (0.91)      (0.78)      (0.41)
Distributions in excess of
net investment income 3                 -         (0.07)          -           -           -       (0.02)
Distributions from net
realized gain
on investments and foreign
currency transactions                   -         (0.03)      (0.03)      (0.08)          -           -
TOTAL DISTRIBUTIONS                 (0.41)        (0.91)      (0.90)      (0.99)      (0.78)      (0.43)
NET ASSET VALUE, END OF

PERIOD                            $  9.45       $  9.79      $10.41      $10.47      $10.14     $  9.54
TOTAL RETURN 4                       0.69%         2.94%       8.33%      13.83%      15.07%      (0.19%)

RATIOS TO AVERAGE NET

ASSETS:

Expenses 5                           1.84%  6      1.87%       1.96%       2.53%       6.44%       9.62%  6
Net investment income 5              7.96%  6      7.38%       7.52%       7.02%       2.50%      (0.53%) 6
Expenses (after waivers)             1.15%  6      1.13%       1.10%       1.07%       0.75%       0.75%  6
Net investment income
(after waivers)                      8.65%  6      8.12%       8.38%       8.48%       8.19%       8.34%  6
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                     $35,512       $35,941     $29,762     $17,367      $3,691      $2,326
Portfolio turnover                     37%           93%         40%         47%        158%         34%


1 Reflects operations for the period from May 10, 1994 (date of initial pub lic investment) to November 30, 1994.

2 Per Share information is based on average shares outstanding.

3 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These dis tributions do not represent a return of capital for federal income tax pur poses.

4 Based on net asset value, which does not reflect the sales charge or con tingent deferred sales charge, if applicable.

5 During the period, certain fees were voluntarily waived and reimbursed. If such voluntarily waivers and reimbursements had not occurred, the ratios would have been as indicated.

6 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 1999 (UNAUDITED)

ORGANIZATION

Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, man agement investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Strate gic Income Fund (the "Fund"), a diversified portfolio. The financial state ments of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the port folio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class F Shares. The investment objective of the Fund is to seek a high level of current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement secu rities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regu lated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. There fore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take posses sion, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repur chase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other rec ognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or stan dards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security posi tions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

FORWARD COMMITMENTS

The Fund may enter into forward commitments for the delayed delivery of secu rities and forward foreign currency exchange contracts which are based upon financial indices at a fixed price and exchange rate at a future date. Risks may arise upon entering these contracts from the potential inability of coun terparts to meet the terms of their contracts and from unanticipated move ments in security prices and foreign exchange rates. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial state ment purposes as unrealized until the contract settlement date.

At May 31, 1999, the Fund had forward commitments outstanding as set forth below:


                       CONTRACTS TO                                                     NET UNREALIZED

SETTLEMENT DATE        DELIVER/RECEIVE           IN EXCHANGE FOR   CONTRACTS AT VALUE     DEPRECIATION

Contracts Purchased:

6/2/1999               2,977,830 Euro Currency        $3,153,699           $3,104,387         $(49,312)


FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of div idends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

DOLLAR ROLL TRANSACTIONS

The Fund enters into dollar roll transactions, with respect to mortgage secu rities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage secu rities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registra tion under federal securities laws or in transactions exempt from such regis tration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the sec ondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at May 31, 1999 is as follows:


SECURITY                   ACQUISITION DATE   ACQUISITION COST
Zhuhai Highway             12/04/1997               $  266,993
Jazztel PLC, Series UT1E   04/01/1999                1,500,000
SMFC Trust                 02/04/1998                  456,293


USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and rev enues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At May 31, 1999, par value shares ($0.001 per share) authorized were as fol lows:


                 NUMBER OF PAR VALUE
CLASS NAME       CAPITAL STOCK AUTHORIZED

        Class A Shares 1,000,000,000 Class B Shares 1,000,000,000 Class C Shares
1,000,000,000 Class F Shares 1,000,000,000 TOTAL 4,000,000,000


Transactions in capital stock were as follows:


                                      SIX MONTHS ENDED                 YEAR ENDED
                                         MAY 31, 1999              NOVEMBER 30, 1998

CLASS A SHARES:                  SHARES             AMOUNT          SHARES             AMOUNT
Shares sold                    3,219,852       $  31,229,702     11,737,306       $ 119,136,896
Shares issued to
shareholders in payment of
distributions declared           327,093           3,159,875        506,232           5,019,946
Shares redeemed               (2,203,952)        (21,373,770)    (3,437,440)        (34,148,973)
NET CHANGE RESULTING FROM
CLASS A SHARE

TRANSACTIONS                   1,342,994       $  13,015,807      8,806,098       $  90,007,869


                                    SIX MONTHS ENDED                    YEAR ENDED
                                       MAY 31, 1999                  NOVEMBER 30, 1998

CLASS B SHARES:                  SHARES             AMOUNT          SHARES             AMOUNT
Shares sold                   15,668,498       $ 152,071,210     46,244,607       $ 464,101,229
Shares issued to
shareholders in payment of
distributions declared         1,357,280          13,118,835      1,921,710          19,184,451
Shares redeemed               (8,213,539)        (79,628,242)    (7,010,454)        (69,841,583)
NET CHANGE RESULTING FROM
CLASS B SHARE

TRANSACTIONS                   8,812,239       $  85,561,803     41,155,863       $ 413,444,197


                                    SIX MONTHS ENDED                    YEAR ENDED
                                      MAY 31, 1999                  NOVEMBER 30, 1998

CLASS C SHARES:                  SHARES             AMOUNT          SHARES             AMOUNT
Shares sold                    1,501,234       $  14,550,778      5,833,387       $  59,173,334
Shares issued to
shareholders in payment of
distributions declared           162,317           1,569,229        253,165           2,526,473
Shares redeemed               (1,303,338)        (12,643,697)    (1,389,482)        (13,812,502)
NET CHANGE RESULTING FROM
CLASS C SHARE

TRANSACTIONS                     360,213       $   3,476,310      4,697,070       $  47,887,305


                                     SIX MONTHS ENDED                   YEAR ENDED
                                       MAY 31, 1999                  NOVEMBER 30, 1998

CLASS F SHARES:                  SHARES             AMOUNT          SHARES             AMOUNT
Shares sold                      382,618       $   3,705,319      1,194,426       $  12,131,922
Shares issued to
shareholders in payment of
distributions declared            62,720             605,723        133,478           1,361,654
Shares redeemed                 (359,867)         (3,481,130)      (515,291)         (5,151,091)
NET CHANGE RESULTING FROM
CLASS F SHARE

TRANSACTIONS                      85,471       $     829,912        812,613       $   8,342,485
NET CHANGE RESULTING FROM

SHARE TRANSACTIONS            10,600,917       $ 102,883,832     55,471,644       $ 559,681,856


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the Adviser and the Fed erated Global Investment Management Corp., Federated Global Investment Man agement Corp. receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which Federated Glo bal Investment Management Corp., manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administra tive Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Feder ated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares, Class C Shares, and Class F Shares. The Plan pro vides that the Fund may incur distribution expenses according to the follow ing schedule annually, to compensate FSC.

                   PERCENTAGE OF
                   AVERAGE DAILY NET

SHARE CLASS NAME   ASSETS OF CLASS
Class B Shares     0.75%
Class C Shares     0.75%
Class F Shares     0.50%

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Share holder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of aver age daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain share holder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disburs ing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1999, were as follows:

Purchases   $471,072,949
Sales       $354,437,699

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund main tains a diversified investment portfolio, the political or economic develop ments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, polit ical or economic developments may have an effect on the liquidity and vola tility of portfolio securities and currency holdings.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking mea sures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

WILLIAM J. COPELAND

LAWRENCE D. ELLIS, M.D.

RICHARD B. FISHER

EDWARD L. FLAHERTY, JR., ESQ.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

WESLEY W. POSVAR

MARJORIE P. SMUTS

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other gov ernment agency. Investment in mutual funds involves investment risk, includ ing the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts con cerning its objective and policies, management fees, expenses, and other information.

 [Graphic]
Federated

World-Class Investment Manager

SEMI-ANNUAL REPORT

AS OF MAY 31, 1999

Federated Strategic Income Fund

Established 1994

5TH SEMI-ANNUAL REPORT

[Graphic]
Federated

Federated Strategic Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Cusip 338319700
Cusip 338319866
Cusip 338319809
Cusip 338319882
G00324-01 (7/99)

[Graphic]

APPENDIX A. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 1/13/92 to 5/31/99. The "y" axis is measured in increments of $2,250 ranging from $0 to $13,500 and indicates that the ending value of a hypothetical initial investment of $8,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $11,892 on 5/31/99.

APPENDIX B. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 1/13/92 to 5/31/99. The "y" axis is measured in increments of $2,000 ranging from $0 to $10,000 and indicates that the ending value of hypothetical yearly investments of $1,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $9,795 on 5/31/99.

APPENDIX C. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 1/13/92 to 5/31/99. The "y" axis is measured in increments of $4,000 ranging from $0 to $16,000 and indicates that the ending value of a hypothetical initial investment of $10,000 in the fund, assuming the reinvestment of capital gains and dividends, would have grown to $14,865 on 5/31/99.

APPENDIX D. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 9/1/93 to 5/31/99. The "y" axis is measured in increments of $1,000 ranging from $0 to $9,000 and indicates that the ending value of a hypothetical initial investment of $6,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $7,431 on 5/31/99.

APPENDIX E. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 9/1/93 to 5/31/99. The "y" axis is measured in increments of $1,000 ranging from $0 to $8,000 and indicates that the ending value of hypothetical yearly investments of $1,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $6,783 on 5/31/99.

APPENDIX F. The graphic presentation here displayed consists of a pie chart representing the sector allocation of the fund's assets as of May 31, 1999. Each slice of the pie represents a percentage of the fund's assets invested in a particular investment sector. The sectors and their percentages are: Domestic High Yield Bonds - 37.63%; International Bonds - 34.52%; and Domestic High Quality Bonds - 27.85%.

APPENDIX G. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 5/4/94 to 5/31/99. The "y" axis is measured in increments of $2,000 ranging from $0 to $10,000 and indicates that the ending value of a hypothetical initial investment of $6,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $8,480 on 5/31/99.

APPENDIX H. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 5/4/94 to 5/31/99. The "y" axis is measured in increments of $1,000 ranging from $0 to $8,000 and indicates that the ending value of hypothetical yearly investments of $1,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $6,826 on 5/31/99.

APPENDIX I. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 5/4/94 to 5/31/99. The "y" axis is measured in increments of $30,000 ranging from $0 to $180,000 and indicates that the ending value of a hypothetical initial investment of $100,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $142,423 on 5/31/99.